UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

              52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 03/31/2018

Item 1 – Report to Stockholders

MARCH 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds II

▶	BlackRock 20/80 Target Allocation Fund

▶	BlackRock 40/60 Target Allocation Fund

▶	BlackRock 60/40 Target Allocation Fund

▶	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2018, stocks posted solid performance, while bonds delivered mixed results. Solid corporate profits drove the equity market, while rising interest rates constrained bond returns.

The largest global economies experienced sustained and synchronized growth for the first time since the financial crisis, which led to strong equity performance worldwide. Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.4%. However, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, modest wage growth, and steady job creation drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”). In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the Fed only increased short-term interest rates three times during the last year. However, strong economic performance may justify a more rapid pace of rate hikes in 2018, as the actual inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%. In addition, the Fed announced plans to reduce its $4.4 trillion balance sheet by $420 billion this year.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet nearly matched the total output of the Japanese economy.

If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it is likely to be accompanied by rising real growth. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. Meanwhile, the market’s appetite for risk was mixed, as bond investors rotated to higher-quality assets, and stock investors continued to invest abroad. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21.0% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.84%	13.99%
U.S. small cap equities (Russell 2000® Index)	3.25	11.79
International equities (MSCI Europe, Australasia, Far East Index)	2.63	14.80
Emerging market equities (MSCI Emerging Markets Index)	8.96	24.93
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.64	1.11
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.66)	(1.13)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.08)	1.20
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.29)	2.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.39)	3.78

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of March 31, 2018	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)) with the exception of Investor C Shares, which performed in line with the reference benchmark. All of the Fund’s share classes outperformed the fixed income benchmark, the Bloomberg Barclays U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)) with the exception of Investor C Shares, which underperformed the reference benchmark. All of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)) with the exception of Investor C Shares, which performed in line with the reference benchmark. All of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2018, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)) with the exception of Investor C Shares, which performed in line with the reference benchmark. All of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

The largest contributor to performance across the Funds was generally an equity overweight relative to fixed income. Fixed income assets suffered broadly as rates rose, and credit spreads generally widened. In contrast, most equity indices were positive over the reporting period. The second largest contributor was generally an overweight to emerging market equities. Emerging markets were the strongest performers of the three major equity regions. An additional contribution to performance came from an overweight to U.S. equities, which outperformed relative to international developed markets.

A bias to the U.S. dollar was the largest detractor across the Funds. Despite rising interest rates and expectations for tightening monetary policy, the U.S. dollar continued to suffer compared to other major currencies. The second largest detractor was an overweight to investment grade corporate debt. The pronounced widening in credit spreads that began in February resulted in losses for that asset category. An overweight to hard currency emerging market debt was an additional detractor.

Describe recent portfolio activity.

Portfolio activity over the period was largely a structural adjustment in which the investment adviser sought to utilize investment vehicles with a more defined portfolio role, and where scrutiny regarding vehicle cost was increased. As such, there were reductions in holdings of multi-asset mutual funds, as well as single-asset-class mutual funds, on the view that fund expense was too high relative to performance expectations. In addition, there were corresponding increases in equity factor exchange-traded funds (“smart beta”) and in lower-cost actively managed mutual funds. Relatively little portfolio activity reflected a change in market outlook, which has been largely consistent during the reporting period. An exception was the elimination of currency positioning as an approach to international developed equity exposure.

Describe the Funds’ positioning at period end.

At period end, the Funds generally remained overweight equities relative to fixed income, and within equities the Funds continued to prefer U.S. markets. The Funds were modestly underweight with regard to duration (sensitivity to changes in interest rates) in favor of investment grade credit exposure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2018	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.68%	4.54%	N/A	5.23%	N/A	5.57%	N/A
Investor A	0.61	4.32	(1.16)%	4.85	3.72%	5.16	4.59%
Investor C	0.16	3.44	2.44	4.07	4.07	4.40	4.40
Class K	0.70	4.65	N/A	5.23	N/A	5.57	N/A
Class R	0.48	3.93	N/A	4.58	N/A	4.91	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg Barclays U.S. Universal Index (80%)(c)	0.19	4.01	N/A	3.81	N/A	4.77	N/A
Bloomberg Barclays U.S. Universal Index(d)	(1.00)	1.52	N/A	2.19	N/A	4.01	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund that followed a different investment objective and different investment strategies under the name “ BlackRock Conservative Prepared Portfolio.”
(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg Barclays U.S. Universal Index (80%).
(d)	An unmanaged, market value weighted index of fixed-income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of March 31, 2018	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance Summary for the Period Ended March 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	1.90%	7.11%	N/A	6.94%	N/A	6.21%	N/A
Investor A	1.65	6.71	1.11%	6.57	5.42%	5.84	5.27%
Investor C	1.27	5.93	4.93	5.77	5.77	5.03	5.03
Class K	1.83	7.13	N/A	6.95	N/A	6.22	N/A
Class R	1.58	6.56	N/A	6.41	N/A	5.70	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg Barclays U.S. Universal Index (60%)(c)	1.38	6.55	N/A	5.42	N/A	5.41	N/A
MSCI ACWI Index(d)	4.71	14.85	N/A	9.20	N/A	5.57	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund that followed a different investment objective and different investment strategies under the name “ BlackRock Moderate Prepared Portfolio.”
(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg Barclays U.S. Universal Index (60%).
(d)	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of March 31, 2018	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance Summary for the Period Ended March 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.20%	9.59%	N/A	8.42%	N/A	6.67%	N/A
Investor A	2.99	9.21	3.48%	8.03	6.87%	6.28	5.71%
Investor C	2.60	8.34	7.34	7.23	7.23	5.50	5.50
Class K	3.14	9.53	N/A	8.41	N/A	6.66	N/A
Class R	2.88	8.94	N/A	7.82	N/A	6.09	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg Barclays U.S. Universal Index (40%)(c)	2.58	9.13	N/A	7.02	N/A	5.93	N/A
MSCI ACWI Index(d)	4.71	14.85	N/A	9.20	N/A	5.57	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund that followed a different investment objective and different investment strategies under the name “ BlackRock Growth Prepared Portfolio.”
(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg Barclays U.S. Universal Index (40%).
(d)	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of March 31, 2018	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance Summary for the Period Ended March 31, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.36%	11.70%	N/A	9.71%	N/A	6.95%	N/A
Investor A	4.19	11.39	5.54%	9.34	8.16%	6.58	6.01%
Investor C	3.79	10.42	9.42	8.50	8.50	5.78	5.78
Class K	4.37	11.72	N/A	9.72	N/A	6.95	N/A
Class R	4.07	11.12	N/A	9.14	N/A	6.41	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg Barclays U.S. Universal Index (20%)(c)	3.77	11.75	N/A	8.62	N/A	6.32	N/A
MSCI ACWI Index(d)	4.71	14.85	N/A	9.20	N/A	5.57	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 11 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)	The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund that followed a different investment objective and different investment strategies under the name “ BlackRock Aggressive Growth Prepared Portfolio.”
(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg Barclays U.S. Universal Index (20%).
(d)	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information as of March 31, 2018

BlackRock 20/80 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	72%
Equity Funds	23
Short-Term Securities	5

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
Master Total Return Portfolio	15%
U.S. Total Bond Index Master Portfolio	14
iShares Core S&P Total U.S. Stock Market ETF	12
BlackRock Strategic Income Opportunities Portfolio, Class K	11
iShares 7-10 Year Treasury Bond ETF	10
iShares J.P. Morgan USD Emerging Markets Bond ETF	7
SL Liquidity Series, LLC, Money Market Series	5
iShares Intermediate Credit Bond ETF	4
BlackRock Global Long/Short Credit Fund, Class K	4
BlackRock Advantage Emerging Markets Fund, Class K	4

BlackRock 40/60 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Fixed Income Funds	48%
Equity Funds	42
Short-Term Securities	10

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	18%
Master Total Return Portfolio	13
iShares 7-10 Year Treasury Bond ETF	13
SL Liquidity Series, LLC, Money Market Series	10
iShares J.P. Morgan USD Emerging Markets Bond ETF	9
BlackRock Global Allocation Fund, Inc., Class K	7
iShares Edge MSCI Multifactor USA ETF	6
BlackRock Strategic Income Opportunities Portfolio, Class K	5
BlackRock Advantage Emerging Markets Fund, Class K	5
BlackRock Global Long/Short Credit Fund, Class K	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

PORTFOLIO INFORMATION	9

Portfolio Information as of March 31, 2018 (continued)

BlackRock 60/40 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	66%
Fixed Income Funds	32
Short-Term Securities	2

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	20%
Master Total Return Portfolio	11
iShares Edge MSCI Multifactor USA ETF	9
BlackRock Advantage Emerging Markets Fund, Class K	9
iShares Core MSCI EAFE ETF	8
BlackRock Strategic Income Opportunities Portfolio, Class K	7
BlackRock Global Allocation Fund, Inc., Class K	7
iShares Core S&P Mid-Cap ETF	7
iShares J.P. Morgan USD Emerging Markets Bond ETF	7
BlackRock Total Emerging Markets Fund, Institutional Class	3

BlackRock 80/20 Target Allocation Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Affiliated Investment Companies
Equity Funds	79%
Fixed Income Funds	11
Short-Term Securities	10

TEN LARGEST HOLDINGS

Security	Percent of Affiliated Investment Companies
iShares Core S&P Total U.S. Stock Market ETF	21%
iShares Edge MSCI Multifactor USA ETF	12
iShares Core S&P Mid-Cap ETF	12
SL Liquidity Series, LLC, Money Market Series	9
iShares Core MSCI EAFE ETF	9
Master Total Return Portfolio	6
BlackRock Global Allocation Fund, Inc., Class K	5
BlackRock Advantage Emerging Markets Fund, Class K	5
iShares Core MSCI Emerging Markets ETF	4
BlackRock Strategic Income Opportunities Portfolio, Class K	4

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance	BlackRock Target Allocation Funds

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Funds’ Class K Shares inception date of March 28, 2016, Class K Share performance shown is that of Institutional Shares. The performance of the Funds’ Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

ABOUT FUND PERFORMANCE	11

Disclosure of Expenses	BlackRock Target Allocation Funds

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2017 and held through March 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical(a)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During the Period(b)	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During the Period(b)	Annualized Expense Ratio
BlackRock 20/80 Target Allocation Fund
Institutional	$1,000.00	$1,006.80	$1.14	$1,000.00	$1,023.52	$1.15	0.23%
Investor A	1,000.00	1,006.10	2.83	1,000.00	1,021.84	2.85	0.57
Investor C	1,000.00	1,001.60	6.52	1,000.00	1,018.14	6.57	1.32
Class K	1,000.00	1,007.00	1.05	1,000.00	1,023.61	1.06	0.21
Class R	1,000.00	1,004.80	4.36	1,000.00	1,020.31	4.39	0.88
BlackRock 40/60 Target Allocation Fund
Institutional	$1,000.00	$1,019.00	$1.07	$1,000.00	$1,023.60	$1.07	0.21%
Investor A	1,000.00	1,016.50	2.76	1,000.00	1,021.92	2.77	0.55
Investor C	1,000.00	1,012.70	6.48	1,000.00	1,018.22	6.50	1.31
Class K	1,000.00	1,018.30	0.97	1,000.00	1,023.70	0.97	0.19
Class R	1,000.00	1,015.80	3.55	1,000.00	1,021.13	3.56	0.71
BlackRock 60/40 Target Allocation Fund
Institutional	$1,000.00	$1,032.00	$0.92	$1,000.00	$1,023.75	$0.92	0.18%
Investor A	1,000.00	1,029.90	2.62	1,000.00	1,022.08	2.61	0.52
Investor C	1,000.00	1,026.00	6.36	1,000.00	1,018.38	6.34	1.27
Class K	1,000.00	1,031.40	0.82	1,000.00	1,023.85	0.82	0.16
Class R	1,000.00	1,028.80	3.57	1,000.00	1,021.14	3.56	0.71
BlackRock 80/20 Target Allocation Fund
Institutional	$1,000.00	$1,043.60	$0.85	$1,000.00	$1,023.83	$0.84	0.17%
Investor A	1,000.00	1,041.90	2.56	1,000.00	1,022.15	2.53	0.51
Investor C	1,000.00	1,037.90	6.33	1,000.00	1,018.45	6.26	1.26
Class K	1,000.00	1,043.70	0.75	1,000.00	1,023.92	0.74	0.15
Class R	1,000.00	1,040.70	3.37	1,000.00	1,021.36	3.33	0.67

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

(b)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” above for further information on how expenses were calculated.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) March 31, 2018	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 105.6%
Equity Funds — 23.7%
BlackRock Advantage Emerging Markets Fund, Class K (a)	1,082,416	$12,339,537
BlackRock Global Allocation Fund, Inc., Class K	479,589	9,462,296
iShares Core S&P Total U.S. Stock Market ETF	642,895	38,869,432
iShares Edge MSCI Multifactor USA ETF	380,619	11,989,498

		72,660,763
Fixed Income Funds — 76.4%
BlackRock Global Long/Short Credit Fund, Class K	1,186,124	12,347,546
BlackRock High Yield Bond Portfolio, Class K	1,201,034	9,187,909
BlackRock Strategic Income Opportunities Portfolio, Class K	3,753,812	37,237,817
iShares 20+ Year Treasury Bond ETF (b)	49,287	6,008,085
iShares 7-10 Year Treasury Bond ETF (b)	302,411	31,205,791
iShares Intermediate Credit Bond ETF	119,279	12,791,480
iShares J.P. Morgan USD Emerging Markets Bond ETF	213,763	24,116,742
iShares TIPS Bond ETF	53,701	6,070,898
Master Total Return Portfolio	$49,262,468	49,262,468
U.S. Total Bond Index Master Portfolio	$46,227,132	46,227,132

		234,455,868
Short-Term Securities — 5.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (c)	175,862	175,862
SL Liquidity Series, LLC, Money Market Series, 1.85% (c)(d)	16,688,438	16,686,769

		16,862,631

Total Affiliated Investment Companies — 105.6% (Cost: $317,814,741)		323,979,262
Liabilities in Excess of Other Assets — (5.6)%		(17,224,695)

Net Assets — 100.0%		$306,754,567

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the six months ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Market, Class K	—	2,238,229		(1,155,813)	1,082,416	$12,339,537	$—	$89,725	$(346,106)
BlackRock Global Allocation Fund, Inc., Class K	510,193	29,292		(59,896)	479,589	9,462,296	112,341	420,541	(313,102)
BlackRock Global Long/Short Credit Fund, Class K	1,224,237	76,451		(114,564)	1,186,124	12,347,546	167,109	16,014	(38,063)
BlackRock High Yield Bond Portfolio, Class K	—	1,313,604		(112,570)	1,201,034	9,187,909	254,857	8,018	(248,044)
BlackRock Liquidity Funds, T-Fund, Institutional Class	67,880	107,982	(b)	—	175,862	175,862	758	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,920,724	192,662		(359,574)	3,753,812	37,237,817	707,189	30,949	(256,617)
BlackRock Total Emerging Markets Fund, Institutional Class	658,751	32,001		(690,752)	—	—	97,213	1,010,649	(769,181)
iShares 20+ Year Treasury Bond ETF	51,826	2,093		(4,632)	49,287	6,008,085	77,913	(11,231)	(140,276)
iShares 7-10 Year Treasury Bond ETF	185,126	189,533		(72,248)	302,411	31,205,791	309,296	(342,208)	(787,874)

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Core MSCI EAFE ETF	107,503	606	(108,109)			$—	$74,310		$1,844,609	$(1,354,500)
iShares Core S&P 500 ETF	106,292	478	(106,770)		—	—	97,389		2,998,532	(906,404)
iShares Core S&P Total U.S. Stock Market ETF	689,257	21,981	(68,343)		642,895	38,869,432	363,707		505,030	1,468,763
iShares Edge MSCI Multi Factor USA ETF	—	401,218	(20,599)		380,619	11,989,498	46,191		(11,479)	(523,820)
iShares iBoxx $ High Yield Corporate Bond ETF	113,972	—	(113,972)		—	—	41,601		116,838	(159,901)
iShares Intermediate Credit Bond ETF	277,556	908	(159,185)		119,279	12,791,480	266,879		(245,336)	(244,915)
iShares J.P. Morgan USD Emerging Markets Bond ETF	109,373	165,950	(61,560)		213,763	24,116,742	268,922		(52,963)	(756,713)
iShares TIPS Bond ETF	57,766	1,209	(5,274)		53,701	6,070,898	53,868		3,064	(34,813)
Master Total Return Portfolio	$51,921,154	$—	$(2,658,686	)(c)(d)	$49,262,468	49,262,468	1,183,871		(127,359)	(1,337,210)
SL Liquidity Series, LLC, Money Market Series	19,599,212	—	(2,910,774	)(c)	16,688,438	16,686,769	21,240	(e)	(3,308)	—
U.S. Total Bond Index Master Portfolio	$50,677,655	$—	$(4,450,523	)(c)(d)	$46,227,132	46,227,132	600,614		(261,936)	(915,139)

						$323,979,262	$4,745,268		$5,988,149	$(7,663,915)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For the six months ended March 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(84,024)	$—	$—	$(84,024)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(36,165)	$—	$—	$(36,165)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,645,322
Average amounts sold — in USD	$3,336,915

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds(a)	$72,660,763	$—	$—	$72,660,763
Fixed Income Funds(a)	138,966,268	—	—	138,966,268
Short-Term Securities	175,862	—	—	175,862

Subtotal	$211,802,893	$—	$—	$211,802,893

Investments Valued at NAV(b)				112,176,369

Total Investments				$323,979,262

(a)	See above Schedule of Investments for values in each security type.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the six months ended March 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) March 31, 2018	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 110.8%
Equity Funds — 46.6%
BlackRock Advantage Emerging Markets Fund, Class K (a)	2,029,804	$23,139,768
BlackRock Global Allocation Fund, Inc., Class K	1,580,028	31,173,946
iShares Core MSCI EAFE ETF (b)	181,656	11,967,497
iShares Core S&P Total U.S. Stock Market ETF	1,258,151	76,067,810
iShares Edge MSCI Multifactor USA ETF	822,292	25,902,198
Master Advantage Large Cap Core Portfolio	$11,206,291	11,206,291

		179,457,510
Fixed Income Funds — 53.5%
BlackRock Global Long/Short Credit Fund, Class K	1,514,336	15,764,240
BlackRock High Yield Bond Portfolio, Class K	1,492,494	11,417,583
BlackRock Strategic Income Opportunities Portfolio, Class K	2,378,210	23,591,839
iShares 20+ Year Treasury Bond ETF (b)	63,464	7,736,262
iShares 7-10 Year Treasury Bond ETF (b)	527,600	54,443,044
iShares J.P. Morgan USD Emerging Markets Bond ETF	339,945	38,352,595
Master Total Return Portfolio	$54,539,142	54,539,142

		205,844,705
Short-Term Securities — 10.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (c)	105,193	105,193
SL Liquidity Series, LLC, Money Market Series, 1.85% (c)(d)	41,104,351	41,100,240

		41,205,433

Total Affiliated Investment Companies — 110.8% (Cost: $409,603,461)		426,507,648
Liabilities in Excess of Other Assets — (10.8)%		(41,636,723)

Net Assets — 100.0%		$384,870,925

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the six months ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	2,058,376	(28,572)		2,029,804	$23,139,768	$—	$(2,854)	$(647,711)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	2,061,856	(2,061,856)		—	—	—	167,933	—
BlackRock Global Allocation Fund, Inc., Class K	1,593,021	98,065	(111,058)		1,580,028	31,173,946	358,148	1,124,947	(801,102)
BlackRock Global Long/Short Credit Fund, Class K	1,482,582	138,983	(107,229)		1,514,336	15,764,240	201,135	4,522	(30,351)
BlackRock High Yield Bond Portfolio, Class K	—	1,596,668	(104,174)		1,492,494	11,417,583	310,322	13,688	(308,632)
BlackRock Liquidity Funds, T-Fund, Institutional Class	683,835	—	(578,642	)(b)	105,193	105,193	2,311	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,000,874	544,632	(167,296)		2,378,210	23,591,839	427,107	(4,061)	(144,255)

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	2,296,724	130,915		(2,427,639)		—	$—	$355,782		$3,500,369	$(2,628,090)
iShares 20+ Year Treasury Bond ETF	—	67,911		(4,447)		63,464	7,736,262	81,474		(7,916)	(159,277)
iShares 7-10 Year Treasury Bond ETF	368,591	195,502		(36,493)		527,600	54,443,044	485,977		(218,912)	(1,525,002)
iShares Core MSCI EAFE ETF	381,881	6,637		(206,862)		181,656	11,967,497	268,651		2,571,635	(1,362,302)
iShares Core S&P 500 ETF	143,561	1,843		(145,404)		—	—	157,112		4,508,813	(1,220,276)
iShares Core S&P Total U.S. Stock Market ETF	1,546,480	25,120		(313,449)		1,258,151	76,067,810	759,851		3,578,026	1,296,535
iShares Edge MSCI Multifactor USA ETF	—	848,204		(25,912)		822,292	25,902,198	98,995		(15,082)	(1,132,110)
iShares iBoxx $ High Yield Corporate Bond ETF	139,154	—		(139,154)		—	—	50,793		141,801	(194,380)
iShares Intermediate Credit Bond ETF	331,083	—		(331,083)		—	—	252,571		(520,029)	168,595
iShares J.P. Morgan USD Emerging Markets Bond ETF	134,695	350,299		(145,049)		339,945	38,352,595	285,501		354,455	(1,640,088)
Master Advantage Large Cap Core Portfolio	$—	$11,206,291	(c)(d)	$—		$11,206,291	11,206,291	52,690		309,820	(687,660)
Master Total Return Portfolio	$54,925,330	$—		$(386,188	)(b)(d)	$54,539,142	54,539,142	1,269,401		(144,476)	(1,442,317)
SL Liquidity Series, LLC, Money Market Series	12,456,517	28,647,834	(c)	—		41,104,351	41,100,240	36,057	(e)	—	—

							$426,507,648	$5,453,878		$15,362,679	$(12,458,423)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchase.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 40/60 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	43,385	USD	7,123	Standard Chartered Bank	04/03/18	$40
EUR	131,737	USD	161,033	State Street Bank and Trust Co.	04/03/18	1,118
GBP	97,683	USD	134,890	Standard Chartered Bank	04/03/18	2,187
JPY	25,207,037	USD	236,049	Standard Chartered Bank	04/03/18	920
NOK	792,815	USD	100,785	Standard Chartered Bank	04/03/18	370
NZD	51,554	USD	37,200	Standard Chartered Bank	04/03/18	58
SGD	2,837	USD	2,144	Standard Chartered Bank	04/03/18	20
SGD	222,987	USD	169,758	Standard Chartered Bank	04/03/18	331
USD	849,279	AUD	1,086,171	State Street Bank and Trust Co.	04/03/18	15,044
USD	982,444	CHF	916,622	State Street Bank and Trust Co.	04/03/18	23,254
USD	229,573	DKK	1,386,988	State Street Bank and Trust Co.	04/03/18	565
USD	4,018,342	EUR	3,259,620	Standard Chartered Bank	04/03/18	6,161
USD	397,958	HKD	3,110,315	Standard Chartered Bank	04/03/18	1,577
USD	93,423	ILS	325,878	Standard Chartered Bank	04/03/18	489
USD	3,394,564	JPY	361,039,939	State Street Bank and Trust Co.	04/03/18	460
USD	73,060	NZD	100,195	State Street Bank and Trust Co.	04/03/18	650
USD	387,180	SEK	3,159,539	Standard Chartered Bank	04/03/18	8,651
USD	828,580	AUD	1,071,334	State Street Bank and Trust Co.	05/02/18	5,724
USD	910,263	CHF	860,036	State Street Bank and Trust Co.	05/02/18	8,202
USD	223,281	DKK	1,343,603	State Street Bank and Trust Co.	05/02/18	983
USD	3,871,308	EUR	3,127,883	State Street Bank and Trust Co.	05/02/18	13,539
USD	2,175,897	GBP	1,533,571	State Street Bank and Trust Co.	05/02/18	21,299
USD	388,442	HKD	3,044,435	State Street Bank and Trust Co.	05/02/18	72
USD	47,805	ILS	166,262	Standard Chartered Bank	05/02/18	309
USD	3,203,030	JPY	335,832,902	Standard Chartered Bank	05/02/18	40,245
USD	105,366	NOK	814,693	Standard Chartered Bank	05/02/18	1,331
USD	35,292	NZD	48,640	State Street Bank and Trust Co.	05/02/18	143
USD	377,275	SEK	3,101,873	State Street Bank and Trust Co.	05/02/18	4,900

						158,642

AUD	14,836	USD	11,570	Standard Chartered Bank	04/03/18	(175)
AUD	1,071,334	USD	828,496	State Street Bank and Trust Co.	04/03/18	(5,656)
CHF	56,587	USD	60,132	Standard Chartered Bank	04/03/18	(918)
CHF	860,036	USD	908,102	State Street Bank and Trust Co.	04/03/18	(8,126)
DKK	1,343,603	USD	222,821	State Street Bank and Trust Co.	04/03/18	(976)
EUR	3,127,883	USD	3,863,303	State Street Bank and Trust Co.	04/03/18	(13,273)
GBP	1,533,571	USD	2,173,281	State Street Bank and Trust Co.	04/03/18	(21,243)
HKD	65,880	USD	8,425	State Street Bank and Trust Co.	04/03/18	(30)
ILS	166,262	USD	47,728	Standard Chartered Bank	04/03/18	(313)
ILS	159,616	USD	46,001	State Street Bank and Trust Co.	04/03/18	(482)
JPY	335,832,902	USD	3,197,049	Standard Chartered Bank	04/03/18	(39,913)
NOK	814,693	USD	105,274	Standard Chartered Bank	04/03/18	(1,328)
NZD	48,640	USD	35,297	State Street Bank and Trust Co.	04/03/18	(145)
SEK	57,667	USD	6,975	Standard Chartered Bank	04/03/18	(66)
SEK	3,101,873	USD	376,493	State Street Bank and Trust Co.	04/03/18	(4,874)
USD	2,283,204	GBP	1,631,254	State Street Bank and Trust Co.	04/03/18	(5,911)
USD	204,817	NOK	1,607,508	Standard Chartered Bank	04/03/18	(284)
USD	170,987	SGD	225,824	Standard Chartered Bank	04/03/18	(1,265)
HKD	3,044,435	USD	388,095	State Street Bank and Trust Co.	04/30/18	(110)

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 40/60 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	169,862	SGD	222,987	Standard Chartered Bank	05/02/18	$(334)

						(105,422)

Net Unrealized Appreciation						$53,220

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$158,642	$—	$—	$158,642

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$105,422	$—	$—	$105,422

For the six months ended March 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(470,850)	$—	$—	$(470,850)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(68,138)	$—	$—	$(68,138)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$35,355,153
Average amounts sold — in USD	$17,194,546

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 40/60 Target Allocation Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$158,642	$105,422

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$158,642	$105,422

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$62,689	$(44,596)	$—	$—	$18,093
State Street Bank and Trust Co.	95,953	(60,826)	—	—	35,127

	$158,642	$(105,422)	$—	$—	$53,220

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$44,596	$(44,596)	$—	$—	$—
State Street Bank and Trust Co.	60,826	(60,826)	—	—	—

	$105,422	$(105,422)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds(a)	$168,251,219	$—	$—	$168,251,219
Fixed Income Funds(a)	151,305,563	—	—	151,305,563
Short-Term Securities	105,193	—	—	105,193

Subtotal	$319,661,975	$—	$—	$319,661,975

Investments Valued at NAV(b)				106,845,673

Total Investments				$426,507,648

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$158,642	$—	$158,642
Liabilities
Foreign currency exchange contracts	—	(105,422)	—	(105,422)

	$—	$53,220	$—	$53,220

(a)	See above Schedule of Investments for values in each security type.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended March 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) March 31, 2018	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 102.1%

Equity Funds — 67.7%
BlackRock Advantage Emerging Markets Fund, Class K(a)	4,122,653	$46,998,242
BlackRock Global Allocation Fund, Inc., Class K	1,838,210	36,267,892
BlackRock Total Emerging Markets Fund, Institutional Class	1,564,848	16,556,094
iShares Core MSCI EAFE ETF	628,779	41,423,961
iShares Core S&P Mid-Cap ETF	192,653	36,135,923
iShares Core S&P Total U.S. Stock Market ETF	1,779,583	107,593,588
iShares Edge MSCI Multifactor USA ETF	1,601,127	50,435,500
Master Advantage Large Cap Core Portfolio	$15,539,138	15,539,138

		350,950,338
Fixed Income Funds — 32.4%
BlackRock High Yield Bond Portfolio, Class K	2,034,018	15,560,240
BlackRock Strategic Income Opportunities Portfolio, Class K	3,727,293	36,974,750
iShares 20+ Year Treasury Bond ETF(b)	83,975	10,236,552
iShares 7-10 Year Treasury Bond ETF	109,931	11,343,780
iShares J.P. Morgan USD Emerging Markets Bond ETF	320,089	36,112,441
Master Total Return Portfolio	$57,698,913	57,698,913

		167,926,676
Short-Term Securities — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(c)	176,332	176,332
SL Liquidity Series, LLC, Money Market Series, 1.85%(c)(d)	10,275,372	10,274,344

		10,450,676

Total Affiliated Investment Companies — 102.1% (Cost: $493,756,236)		529,327,690
Liabilities in Excess of Other Assets — (2.1)%		(11,061,857)

Net Assets — 100.0%		$518,265,833

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the six months ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	4,144,920	(22,267)		4,122,653	$46,998,242	$—	$(3,007)	$(1,318,043)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	4,207,691	(4,207,691)		—	—	—	2,197,251	—
BlackRock Global Allocation Fund, Inc., Class K	1,803,895	118,512	(84,197)		1,838,210	36,267,892	408,895	1,273,804	(911,973)
BlackRock Global Dividend Portfolio, Class K	1,509,924	1,754	(1,511,678)		—	—	—	2,832,631	(2,546,398)
BlackRock High Yield Bond Portfolio, Class K	—	2,120,554	(86,536)		2,034,018	15,560,240	410,515	22,899	(420,245)
BlackRock Liquidity Funds, T-Fund, Institutional Class	396,263	—	(219,931	)(b)	176,332	176,332	4,882	11,323	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,550,941	1,327,410	(151,058)		3,727,293	36,974,750	600,757	(2,896)	(261,890)

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	3,468,984	212,708		(2,116,844)		1,564,848	$16,556,094	$541,398		$3,393,364	$(2,501,930)
iShares 20+ Year Treasury Bond ETF	—	87,490		(3,515)		83,975	10,236,552	106,178		(2,442)	(210,373)
iShares 7-10 Year Treasury Bond ETF	379,518	62,993		(332,580)		109,931	11,343,780	306,419		(1,002,858)	33,432
iShares Core MSCI EAFE ETF	908,091	16,296		(295,608)		628,779	41,423,961	583,573		2,742,128	(768,135)
iShares Core MSCI Emerging ETF	204,772	2,398		(207,170)		—	—	196,814		2,407,041	(1,303,335)
iShares Core S&P 500 ETF	185,128	3,125		(188,253)		—	—	232,051		6,327,329	(1,571,795)
iShares Core S&P Mid-Cap ETF	198,761	4,712		(10,820)		192,653	36,135,923	231,443		123,830	1,616,590
iShares Core S&P Total U.S. Stock Market ETF	2,171,941	40,165		(432,523)		1,779,583	107,593,588	1,079,178		4,808,618	2,171,014
iShares Edge MSCI Multifactor USA ETF	—	1,620,614		(19,487)		1,601,127	50,435,500	193,069		(1,596)	(2,207,597)
iShares iBoxx $ High Yield Corporate Bond ETF	178,667	200		(178,867)		—	—	65,215		183,527	(251,091)
iShares J.P. Morgan USD Emerging Markets Bond ETF	130,181	323,853		(133,945)		320,089	36,112,441	267,509		378,137	(1,570,713)
Master Advantage Large Cap Core Portfolio	$—	$15,539,138	(c)(d)	$—		$15,539,138	15,539,138	72,418		423,423	(942,000)
Master Total Return Portfolio	$50,375,091	$7,323,822	(c)(d)	$—		$57,698,913	57,698,913	1,243,760		(164,027)	(1,444,761)
SL Liquidity Series, LLC, Money Market Series	22,530,883	—		(12,255,511	)(b)	10,275,372	10,274,344	36,853	(e)	(16,917)	—

							$529,327,690	$6,580,927		$25,931,562	$(14,409,243)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	90,871	USD	14,919	State Street Bank and Trust Co.	04/03/18	$85
EUR	318,481	USD	389,303	Standard Chartered Bank	04/03/18	2,707
GBP	169,339	USD	233,840	Standard Chartered Bank	04/03/18	3,792
ILS	571,458	USD	164,311	Standard Chartered Bank	04/03/18	1,063
JPY	48,728,803	USD	456,316	Standard Chartered Bank	04/03/18	1,779
NOK	698,419	USD	88,785	Standard Chartered Bank	04/03/18	326
NOK	2,799,829	USD	362,133	Standard Chartered Bank	04/03/18	4,598
NZD	48,030	USD	34,657	Standard Chartered Bank	04/03/18	54
SGD	766,214	USD	583,297	Standard Chartered Bank	04/03/18	1,150
USD	2,882,154	AUD	3,686,082	State Street Bank and Trust Co.	04/03/18	51,055
USD	3,334,773	CHF	3,111,350	State Street Bank and Trust Co.	04/03/18	78,932
USD	799,310	DKK	4,708,267	State Street Bank and Trust Co.	04/03/18	1,917
USD	13,641,363	EUR	11,065,673	Standard Chartered Bank	04/03/18	20,916
USD	1,350,281	HKD	10,553,385	Standard Chartered Bank	04/03/18	5,352
USD	198,866	ILS	693,682	Standard Chartered Bank	04/03/18	1,042
USD	11,311,133	JPY	1,203,032,269	State Street Bank and Trust Co.	04/03/18	1,532
USD	156,906	NZD	215,182	State Street Bank and Trust Co.	04/03/18	1,396
USD	1,314,013	SEK	10,722,862	Standard Chartered Bank	04/03/18	29,361
USD	2,850,852	AUD	3,686,082	State Street Bank and Trust Co.	05/02/18	19,695
USD	3,128,114	CHF	2,955,507	State Street Bank and Trust Co.	05/02/18	28,187
USD	767,323	DKK	4,617,397	State Street Bank and Trust Co.	05/02/18	3,378
USD	13,300,907	EUR	10,747,192	Standard Chartered Bank	05/02/18	45,877
USD	7,477,183	GBP	5,269,916	State Street Bank and Trust Co.	05/02/18	73,193
USD	1,334,886	HKD	10,462,248	State Street Bank and Trust Co.	05/02/18	246
USD	11,007,781	JPY	1,154,303,466	Standard Chartered Bank	05/02/18	136,857
USD	121,281	NZD	167,153	State Street Bank and Trust Co.	05/02/18	491
USD	1,296,621	SEK	10,659,564	State Street Bank and Trust Co.	05/02/18	16,956

						531,937

AUD	3,686,082	USD	2,850,561	State Street Bank and Trust Co.	04/03/18	(19,466)
CHF	155,843	USD	165,603	State Street Bank and Trust Co.	04/03/18	(2,523)
CHF	2,955,507	USD	3,120,685	State Street Bank and Trust Co.	04/03/18	(27,924)
DKK	4,617,397	USD	765,743	State Street Bank and Trust Co.	04/03/18	(3,354)
EUR	10,747,192	USD	13,273,416	Standard Chartered Bank	04/03/18	(44,979)
GBP	5,269,916	USD	7,468,196	State Street Bank and Trust Co.	04/03/18	(72,997)
HKD	91,137	USD	11,655	Standard Chartered Bank	04/03/18	(41)
HKD	10,462,248	USD	1,333,693	State Street Bank and Trust Co.	04/03/18	(378)
ILS	122,224	USD	35,225	State Street Bank and Trust Co.	04/03/18	(369)
JPY	1,154,303,466	USD	10,987,229	Standard Chartered Bank	04/03/18	(135,724)
NZD	167,153	USD	121,299	State Street Bank and Trust Co.	04/03/18	(499)
SEK	63,298	USD	7,656	Standard Chartered Bank	04/03/18	(73)
SEK	10,659,564	USD	1,293,935	State Street Bank and Trust Co.	04/03/18	(16,866)
USD	7,613,120	GBP	5,439,255	State Street Bank and Trust Co.	04/03/18	(19,710)
USD	445,721	NOK	3,498,248	Standard Chartered Bank	04/03/18	(618)
USD	580,154	SGD	766,214	Standard Chartered Bank	04/03/18	(4,293)
USD	164,311	ILS	571,458	Standard Chartered Bank	05/02/18	(1,077)
USD	362,133	NOK	2,799,829	Standard Chartered Bank	05/02/18	(4,588)
USD	583,657	SGD	766,214	Standard Chartered Bank	05/02/18	(1,161)

						(356,640)

Net Unrealized Appreciation						$175,297

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts .	$—	$—	$—	$531,937	$—	$—	$531,937

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts .	$—	$—	$—	$356,640	$—	$—	$356,640

For the six months ended March 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(1,309,683)	$—	$—	$(1,309,683)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(38,165)	$—	$—	$(38,165)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$95,674,566
Average amounts sold — in USD	$48,419,669

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 60/40 Target Allocation Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$531,937	$356,640

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$531,937	$356,640

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$254,874	$(192,554)	$—	$—	$62,320
State Street Bank and Trust Co.	277,063	(164,086)	—	—	112,977

	$531,937	$(356,640)	$—	$—	$175,297

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$192,554	$(192,554)	$—	$—	$—
State Street Bank and Trust Co.	164,086	(164,086)	—	—	—

	$356,640	$(356,640)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds(a)	$335,411,200	$—	$—	$335,411,200
Fixed Income Funds(a)	110,227,763	—	—	110,227,763
Short-Term Securities	176,332	—	—	176,332

Subtotal	$445,815,295	$—	$—	$445,815,295

Investments Valued at NAV(b)				83,512,395

Total Investments				$529,327,690

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$531,937	$—	$531,937
Liabilities
Foreign currency exchange contracts	—	(356,640)	—	(356,640)

	$—	$175,297	$—	$175,297

(a)	See above Schedule of Investments for values in each security type.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended March 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) March 31, 2018	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 110.4%

Equity Funds — 87.6%
BlackRock Advantage Emerging Markets Fund, Class K (a)	1,745,668	$19,900,620
BlackRock Global Allocation Fund, Inc., Class K	1,015,560	20,036,993
BlackRock Total Emerging Markets Fund, Institutional Class	1,008,233	10,667,100
International Tilts Master Portfolio	$12,567,407	12,567,407
iShares Core MSCI EAFE ETF (b)	512,939	33,792,421
iShares Core MSCI Emerging Markets ETF	239,219	13,970,390
iShares Core S&P Mid-Cap ETF	228,283	42,819,042
iShares Core S&P Total U.S. Stock Market ETF	1,267,742	76,647,681
iShares Edge MSCI Min Vol USA ETF	129,328	6,716,003
iShares Edge MSCI Multifactor USA ETF	1,360,485	42,855,278
Master Advantage Large Cap Core Portfolio	$12,909,360	12,909,360

		292,882,295

Fixed Income Funds — 12.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	1,379,126	13,680,934
iShares 20+ Year Treasury Bond ETF (b)	55,654	6,784,223
Master Total Return Portfolio	$20,550,475	20,550,475

		41,015,632

Short-Term Securities — 10.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (c)	683,472	683,472
SL Liquidity Series, LLC, Money Market Series, 1.85% (c)(d)	34,714,990	34,711,518

		35,394,990

Total Affiliated Investment Companies — 110.4% (Cost: $341,573,406)		369,292,917
Liabilities in Excess of Other Assets — (10.4)%		(34,897,493)

Net Assets — 100.0%		$334,395,424

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the six months ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Class K	—	1,752,463	(6,795)		1,745,668	$19,900,620	$—	$(946)	$(554,453)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	1,783,949	(1,793,949)		—	—	—	1,224,302	—
BlackRock Basic Value Fund, Inc., Class K	450,606	722	(451,328)		—	—	—	1,671,522	(1,590,458)
BlackRock Global Allocation Fund, Inc., Class K	864,350	174,929	(23,719)		1,015,560	20,036,993	205,282	628,160	(491,746)
BlackRock Global Dividend Portfolio, Class K	1,048,179	1,741	(1,049,920)		—	—	—	1,860,248	(1,661,147)
BlackRock High Yield Portfolio, Class K	—	803,946	(803,946)		—	—	93,159	4,069	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	884,589	—	(201,117	)(b)	683,472	683,472	2,151	2	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	1,389,345	(10,219)		1,379,126	13,680,934	97,386	(604)	(163,221)

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Total Emerging Markets Fund, Institutional Class	1,386,186	203,103		(581,056)		1,008,233	$10,667,100	$226,670		$890,267	$(608,096)
International Tilts Master Portfolio	$—	$12,567,407	(c)(d)	$—		$12,567,407	12,567,407	147,641		530,608	(391,219)
iShares 20+ Year Treasury Bond ETF	—	56,080		(426)		55,654	6,784,223	26,937		(2,161)	(163,695)
iShares 7-10 Year Treasury Bond ETF	56,446	61,444		(117,890)		—	—	64,093		(203,168)	(7,750)
iShares Core MSCI EAFE ETF	649,099	62,113		(198,273)		512,939	33,792,421	410,233		1,527,635	(308,509)
iShares Core MSCI Emerging Markets ETF	226,267	26,425		(13,473)		239,219	13,970,390	217,498		25,159	953,168
iShares Core S&P 500 ETF	151,466	7,711		(159,177)		—	—	180,317		6,437,496	(2,725,978)
iShares Core S&P Mid-Cap ETF	178,303	54,908		(4,928)		228,283	42,819,042	249,617		(2,999)	1,284,187
iShares Core S&P Total U.S. Stock Market ETF	1,273,642	146,113		(152,013)		1,267,742	76,647,681	706,430		674,702	3,103,975
iShares Edge MSCI Min Vol USA ETF	117,683	14,598		(2,953)		129,328	6,716,003	60,011		(785)	176,463
iShares Edge MSCI Multifactor USA ETF	—	1,376,661		(16,176)		1,360,485	42,855,278	225,537		(7,199)	(878,121)
iShares iBoxx $ High Yield Corporate Bond ETF	61,697	220		(61,917)		—	—	22,520		61,596	(84,920)
iShares J.P. Morgan USD Emerging Markets Bond ETF	50,854	220		(51,074)		—	—	22,996		157,664	(187,037)
Master Advantage Large Cap Core Portfolio	$—	$12,909,360	(c)(d)	$—		$12,909,360	12,909,360	59,521		346,578	(774,574)
Master Total Return Portfolio	$14,250,005	$6,300,470	(c)(d)	$—		$20,550,475	20,550,475	397,520		(62,852)	(472,469)
SL Liquidity Series, LLC, Money Market Series	42,722,453	—		(8,007,463	)(b)	34,714,990	34,711,518	22,417	(e)	(2,363)	—

							$369,292,917	$3,437,936		$15,756,931	$(5,545,600)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 80/20 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	129,679	USD	158,517	Standard Chartered Bank	04/03/18	$1,102
GBP	126,807	USD	175,107	Standard Chartered Bank	04/03/18	2,839
JPY	34,260,023	USD	320,825	Standard Chartered Bank	04/03/18	1,251
NOK	158,107	USD	20,102	State Street Bank and Trust Co.	04/03/18	71
NZD	11,370	USD	8,204	State Street Bank and Trust Co.	04/03/18	13
SGD	64,227	USD	48,535	Standard Chartered Bank	04/03/18	456
SGD	616,487	USD	469,604	Standard Chartered Bank	04/03/18	925
USD	102,962	AUD	132,032	Standard Chartered Bank	04/03/18	1,555
USD	2,213,083	AUD	2,830,385	State Street Bank and Trust Co.	04/03/18	39,203
USD	2,559,249	CHF	2,387,785	State Street Bank and Trust Co.	04/03/18	60,576
USD	598,348	DKK	3,614,973	State Street Bank and Trust Co.	04/03/18	1,472
USD	10,820,165	EUR	8,777,159	Standard Chartered Bank	04/03/18	16,591
USD	1,148,237	HKD	8,974,265	Standard Chartered Bank	04/03/18	4,551
USD	144,167	ILS	502,882	Standard Chartered Bank	04/03/18	755
USD	9,055,941	JPY	963,174,080	State Street Bank and Trust Co.	04/03/18	1,227
USD	106,365	NZD	145,869	State Street Bank and Trust Co.	04/03/18	946
USD	1,009,499	SEK	8,237,911	Standard Chartered Bank	04/03/18	22,556
USD	40,347	SEK	333,736	Standard Chartered Bank	04/03/18	364
USD	2,291,162	AUD	2,962,417	State Street Bank and Trust Co.	05/02/18	15,828
USD	2,517,895	CHF	2,379,010	State Street Bank and Trust Co.	05/02/18	22,636
USD	617,220	DKK	3,714,307	State Street Bank and Trust Co.	05/02/18	2,691
USD	10,702,783	EUR	8,647,479	State Street Bank and Trust Co.	05/02/18	37,429
USD	6,014,601	GBP	4,239,089	State Street Bank and Trust Co.	05/02/18	58,876
USD	1,074,079	HKD	8,418,152	State Street Bank and Trust Co.	05/02/18	198
USD	132,192	ILS	459,751	Standard Chartered Bank	05/02/18	855
USD	8,858,401	JPY	928,914,057	Standard Chartered Bank	05/02/18	110,134
USD	291,390	NOK	2,252,875	Standard Chartered Bank	05/02/18	3,700
USD	97,589	NZD	134,499	State Street Bank and Trust Co.	05/02/18	395
USD	1,042,547	SEK	8,571,647	State Street Bank and Trust Co.	05/02/18	13,535

						422,730

AUD	2,962,417	USD	2,290,929	State Street Bank and Trust Co.	04/03/18	(15,642)
CHF	2,379,010	USD	2,511,916	State Street Bank and Trust Co.	04/03/18	(22,424)
CHF	8,774	USD	9,324	State Street Bank and Trust Co.	04/03/18	(142)
DKK	3,714,307	USD	615,949	State Street Bank and Trust Co.	04/03/18	(2,672)
EUR	8,647,479	USD	10,680,652	State Street Bank and Trust Co.	04/03/18	(36,696)
GBP	4,239,089	USD	6,007,371	State Street Bank and Trust Co.	04/03/18	(58,719)
HKD	556,113	USD	71,120	Standard Chartered Bank	04/03/18	(249)
HKD	8,418,152	USD	1,073,118	State Street Bank and Trust Co.	04/03/18	(304)
ILS	459,751	USD	131,978	Standard Chartered Bank	04/03/18	(867)
ILS	43,131	USD	12,430	State Street Bank and Trust Co.	04/03/18	(130)
JPY	928,914,057	USD	8,841,862	Standard Chartered Bank	04/03/18	(109,223)
NOK	2,252,875	USD	291,390	Standard Chartered Bank	04/03/18	(3,692)
NZD	134,499	USD	97,603	State Street Bank and Trust Co.	04/03/18	(402)
SEK	8,571,647	USD	1,040,387	State Street Bank and Trust Co.	04/03/18	(13,461)
USD	16,307	DKK	99,334	State Street Bank and Trust Co.	04/03/18	(95)
USD	6,110,779	GBP	4,365,896	State Street Bank and Trust Co.	04/03/18	(15,820)
USD	307,190	NOK	2,410,982	Standard Chartered Bank	04/03/18	(426)
USD	515,416	SGD	680,714	Standard Chartered Bank	04/03/18	(3,814)

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 80/20 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	469,604	SGD	616,487	Standard Chartered Bank	05/02/18	$(934)

						(285,712)

Net Unrealized Appreciation						$137,018

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$422,730	$—	$—	$422,730

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$285,712	$—	$—	$285,712

For the six months ended March 31, 2018, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(998,108)	$—	$—	$(998,108)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$5,307	$—	$—	$5,307

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$71,290,865
Average amounts sold — in USD	$35,645,285

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 80/20 Target Allocation Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$422,730	$285,712

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$422,730	$285,712

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$167,634	$(119,205)	$—	$—	$48,429
State Street Bank and Trust Co.	255,096	(166,507)	—	—	88,589

	$422,730	$(285,712)	$—	$—	$137,018

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$119,205	$(119,205)	$—	$—	$—
State Street Bank and Trust Co.	166,507	(166,507)	—	—	—

	$285,712	$(285,712)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds(a)	$267,405,528	$—	$—	$267,405,528
Fixed Income Funds(a)	20,465,157	—	—	20,465,157
Short-Term Securities	683,472	—	—	683,472

Subtotal	$288,554,157	$—	$—	$288,554,157

Investments Valued at NAV(b)				80,738,760

Total Investments				$369,292,917

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$422,730	$—	$422,730
Liabilities
Foreign currency exchange contracts	—	(285,712)	—	(285,712)

	$—	$137,018	$—	$137,018

(a)	See above Schedule of Investments for values in each security type.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended March 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Statements of Assets and Liabilities  (unaudited)

March 31, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
ASSETS
Investments at value — affiliated(a)(b)	$323,979,262	$426,507,648	$529,327,690	$369,292,917
Receivables:
Securities lending income — affiliated	7,103	14,114	10,282	4,966
Capital shares sold	277,875	195,936	383,969	221,354
Dividends — affiliated	165,820	132,437	195,638	44,135
From the Manager	2,479	13,829	—	41,479
Unrealized appreciation on forward foreign currency exchange contracts	—	158,642	531,937	422,730
Prepaid expenses	49,970	50,662	47,594	46,555

Total assets	324,482,509	427,073,268	530,497,110	370,074,136

LIABILITIES
Cash collateral on securities loaned at value	16,690,852	41,105,737	10,282,614	34,711,358
Payables:
Investments purchased — affiliated	155,116	124,184	183,375	55,247
Capital shares redeemed	543,019	469,110	956,025	308,264
Trustees’ and Officer’s fees	5,050	5,241	5,539	4,648
Other accrued expenses	214,015	250,253	275,530	233,446
Other affiliates	6,336	10,706	18,138	2,565
Service and distribution fees	113,554	131,690	150,320	77,472
To the Manager	—	—	3,096	—
Unrealized depreciation on forward foreign currency exchange contracts	—	105,422	356,640	285,712

Total liabilities	17,727,942	42,202,343	12,231,277	35,678,712

NET ASSETS	$306,754,567	$384,870,925	$518,265,833	$334,395,424

NET ASSETS CONSIST OF
Paid-in capital	$297,019,437	$355,632,105	$464,763,217	$298,526,836
Undistributed (distributions in excess of) net investment income	1,019,993	(63,886)	(677,445)	(520,197)
Undistributed net realized gain	2,550,616	12,345,299	18,433,310	8,532,256
Net unrealized appreciation (depreciation)	6,164,521	16,957,407	35,746,751	27,856,529

NET ASSETS	$306,754,567	$384,870,925	$518,265,833	$334,395,424

(a) Investments at cost — affiliated	$317,814,741	$409,603,461	$493,756,236	$341,573,406
(b) Securities loaned at value	$16,366,175	$40,396,064	$10,131,597	$34,350,453

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

March 31, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE
Institutional
Net assets	$52,696,138	$67,654,681	$95,265,544	$97,832,164

Shares outstanding(a)	4,604,712	5,715,428	7,219,329	7,753,755

Net asset value	$11.44	$11.84	$13.20	$12.62

Investor A
Net assets	$133,794,770	$180,432,914	$278,489,181	$158,884,053

Shares outstanding(a)	11,833,879	15,364,883	21,436,495	12,827,867

Net asset value	$11.31	$11.74	$12.99	$12.39

Investor C
Net assets	$103,062,163	$111,060,781	$110,520,756	$53,808,037

Shares outstanding(a)	9,209,525	9,573,593	8,688,269	4,483,053

Net asset value	$11.19	$11.60	$12.72	$12.00

Class K
Net assets	$2,316,703	$3,966,245	$13,738,042	$10,814,611

Shares outstanding(a)	202,434	334,859	1,041,439	857,160

Net asset value	$11.44	$11.84	$13.19	$12.62

Class R
Net assets	$14,884,793	$21,756,304	$20,252,310	$13,056,559

Shares outstanding(a)	1,322,388	1,859,456	1,563,563	1,061,549

Net asset value	$11.26	$11.70	$12.95	$12.30

(a)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations  (unaudited)

Six Months Ended March 31, 2018

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$2,939,543	$4,095,730	$5,227,896	$2,810,837
Securities lending income — affiliated — net	21,240	36,057	36,853	22,417
Net investment income allocated from the affiliated Master Portfolios:
Income	1,784,485	1,322,091	1,316,178	604,682
Expenses	(225,538)	(244,626)	(242,554)	(124,017)

Total investment income	4,519,730	5,209,252	6,338,373	3,313,919

EXPENSES
Service and distribution — class specific	757,292	879,186	968,430	487,855
Transfer agent — class specific	141,243	175,727	226,841	176,947
Administration	67,903	83,394	110,015	66,882
Registration	50,090	51,070	54,047	50,601
Administration — class specific	31,992	39,280	51,959	31,470
Professional	29,649	28,075	28,520	28,115
Accounting services	29,077	29,077	29,076	29,078
Printing	14,703	15,426	17,875	12,552
Trustees and Officer	10,108	10,540	11,302	9,839
Recoupment of past waived and/or reimbursed fees — class specific	. 6,771	8,119	21,281	—
Custodian	5,079	9,237	795	6,408
Miscellaneous	8,950	9,341	9,936	8,439

Total expenses	1,152,857	1,338,472	1,530,077	908,186
Less:
Administration fees waived	(67,903)	(80,916)	(79,299)	(66,882)
Fees waived and/or reimbursed by the Manager	(35,588)	(17,731)	(460)	(34,818)
Administration fees waived — class specific	(8,242)	(8,950)	(18,532)	(19,922)
Transfer agent fees waived and/or reimbursed — class specific	(17,189)	(40,210)	(51,712)	(65,507)

Total expenses after fees waived and/or reimbursed	1,023,935	1,190,665	1,380,074	721,057

Net investment income	3,495,795	4,018,587	4,958,299	2,592,862

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	5,817,520	13,352,812	23,286,003	13,839,962
Capital gain distributions from investment companies — affiliated	559,924	1,844,523	2,386,163	1,102,635
Allocation from the affiliated Master Portfolios	(389,295)	165,344	259,396	814,334
Forward foreign currency exchange contracts	(84,024)	(470,850)	(1,309,683)	(998,108)

	5,904,125	14,891,829	24,621,879	14,758,823

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(5,411,566)	(10,328,446)	(12,022,482)	(3,907,338)
Allocation from the affiliated Master Portfolios	(2,252,349)	(2,129,977)	(2,386,761)	(1,638,262)
Forward foreign currency exchange contracts	(36,165)	(68,138)	(38,165)	5,307

	(7,700,080)	(12,526,561)	(14,447,408)	(5,540,293)

Net realized and unrealized gain (loss)	(1,795,955)	2,365,268	10,174,471	9,218,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,699,840	$6,383,855	$15,132,770	$11,811,392

See notes to financial statements.

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17
DECREASE IN NET ASSETS

OPERATIONS
Net investment income	$3,495,795	$6,672,662	$4,018,587	$6,856,903
Net realized gain	5,904,125	1,306,085	14,891,829	4,609,957
Net change in unrealized appreciation (depreciation)	(7,700,080)	6,454,800	(12,526,561)	19,078,979

Net increase in net assets resulting from operations	1,699,840	14,433,547	6,383,855	30,545,839

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,430,478)	(636,709)	(1,611,428)	(787,000)
Investor A	(3,404,968)	(2,487,177)	(4,012,801)	(2,975,215)
Investor C	(1,635,514)	(1,378,353)	(1,504,537)	(1,420,423)
Class K	(45,709)	(3,773)	(71,327)	(4,631)
Class R	(318,338)	(194,001)	(439,913)	(312,763)

Decrease in net assets resulting from distributions to shareholders	(6,835,007)	(4,700,013)	(7,640,006)	(5,500,032)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(19,727,336)	(63,107,436)	(14,930,326)	(41,039,551)

NET ASSETS
Total decrease in net assets	(24,862,503)	(53,373,902)	(16,186,477)	(15,993,744)
Beginning of period	331,617,070	384,990,972	401,057,402	417,051,146

End of period	$306,754,567	$331,617,070	$384,870,925	$401,057,402

Undistributed (distributions in excess of) net investment income, end of period	$1,019,993	$4,359,205	$(63,886)	$3,557,533

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets  (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30, 2017	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30, 2017

INCREASE IN NET ASSETS

OPERATIONS
Net investment income	$4,958,299	$8,798,540	$2,592,862	$4,115,473
Net realized gain	24,621,879	3,895,851	14,758,823	291,749
Net change in unrealized appreciation (depreciation)	(14,447,408)	37,974,938	(5,540,293)	27,829,198

Net increase in net assets resulting from operations	15,132,770	50,669,329	11,811,392	32,236,420

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(2,053,905)	(1,139,161)	(1,456,367)	(673,908)
Investor A	(5,336,893)	(4,108,873)	(2,228,695)	(1,898,435)
Investor C	(1,264,657)	(1,196,050)	(426,744)	(366,069)
Class K	(289,879)	(4,851)	(163,325)	(3,764)
Class R	(349,693)	(251,096)	(166,880)	(132,824)
From net realized gain:
Institutional	(885,277)	—	(1,115,163)	—
Investor A	(2,703,906)	—	(2,085,082)	—
Investor C	(1,123,737)	—	(740,563)	—
Class K	(123,998)	—	(123,997)	—
Class R	(197,543)	—	(173,405)	—

Decrease in net assets resulting from distributions to shareholders	(14,329,488)	(6,700,031)	(8,680,221)	(3,075,000)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(581,760)	(607,542)	37,303,698	62,346,051

NET ASSETS
Total increase in net assets	221,522	43,361,756	40,434,869	91,507,471
Beginning of period	518,044,311	474,682,555	293,960,555	202,453,084

End of period	$518,265,833	$518,044,311	$334,395,424	$293,960,555

Undistributed (distributions in excess of) net investment income, end of period	$(677,445)	$3,659,283	$(520,197)	$1,328,952

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund
	Institutional
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.67		$11.31	$11.50	$12.15	$11.78	$11.31

Net investment income(a)	0.16		0.28	0.25	0.21	0.25	0.29
Net realized and unrealized gain (loss)	(0.08)		0.28	0.27	0.17	0.79	0.68

Net increase from investment operations	0.08		0.56	0.52	0.38	1.04	0.97

Distributions(b)
From net investment income	(0.31)		(0.20)	(0.23)	(0.40)	(0.31)	(0.29)
From net realized gain	—		—	(0.48)	(0.63)	(0.36)	(0.21)

Total distributions	(0.31)		(0.20)	(0.71)	(1.03)	(0.67)	(0.50)

Net asset value, end of period	$11.44		$11.67	$11.31	$11.50	$12.15	$11.78

Total Return(c)
Based on net asset value	0.68	%(d)	5.09%	4.76%	3.12%	9.04%	8.92%

Ratios to Average Net Assets
Total expenses(e)	0.38	%(f)	0.35%	0.33%	0.41%	0.47%	0.63%

Total expenses after fees waived and/or reimbursed(e)	0.23	%(f)	0.17%	0.12%	0.16%	0.27%	0.35%

Net investment income(e)	2.74	%(f)	2.49%	2.25%	1.80%	2.05%	2.55%

Supplemental Data
Net assets, end of period (000)	$52,696		$52,839	$49,937	$22,738	$9,571	$5,252

Portfolio turnover rate	30%		80%	95%	99%	46%	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.27%	0.45%	0.46%	0.37%	0.24%

(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor A
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015		2014		2013
Net asset value, beginning of period	$11.51		$11.16		$11.37	$12.02		$11.67		$11.21

Net investment income(a)	0.14		0.24		0.21	0.16		0.20		0.25
Net realized and unrealized gain (loss)	(0.07)		0.28		0.26	0.17		0.77		0.68

Net increase from investment operations	0.07		0.52		0.47	0.33		0.97		0.93

Distributions(b)
From net investment income	(0.27)		(0.17)		(0.20)	(0.35)		(0.26)		(0.26)
From net realized gain	—		—		(0.48)	(0.63)		(0.36)		(0.21)

Total distributions	(0.27)		(0.17)		(0.68)	(0.98)		(0.62)		(0.47)

Net asset value, end of period	$11.31		$11.51		$11.16	$11.37		$12.02		$11.67

Total Return(c)
Based on net asset value	0.61	%(d)	4.78%		4.35%	2.77%		8.54%		8.55%

Ratios to Average Net Assets
Total expenses(e)	0.64	%(f)(g)	0.60	%(f)	0.60%	0.71	%(f)	0.79	%(f)	0.97	%(f)

Total expenses after fees waived and/or reimbursed(e)	0.57	%(g)	0.51%		0.46%	0.54%		0.67%		0.75%

Net investment income(e)	2.40	%(g)	2.17%		1.88%	1.37%		1.66%		2.17%

Supplemental Data
Net assets, end of period (000)	$133,795		$143,061		$171,824	$75,293		$45,095		$34,939

Portfolio turnover rate	30%		80%		95%	99%		46%		45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.27%	0.45%	0.46%	0.37%	0.24%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year September 30, 2015, the ratio would have been 0.70%. There was no financial impact to the expense ratios for the six months ended March 31, 2018 and the years ended September 30, 2017, September 30, 2014 and September 30, 2013.
(g)	Annualized.

See notes to financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor C
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014	2013
Net asset value, beginning of period	$11.34		$11.01		$11.24		$11.91		$11.57	$11.12

Net investment income(a)	0.09		0.16		0.12		0.07		0.11	0.16
Net realized and unrealized gain (loss)	(0.07)		0.28		0.27		0.16		0.77	0.68

Net increase from investment operations	0.02		0.44		0.39		0.23		0.88	0.84

Distributions(b)
From net investment income	(0.17)		(0.11)		(0.14)		(0.27)		(0.18)	(0.18)
From net realized gain	—		—		(0.48)		(0.63)		(0.36)	(0.21)

Total distributions	(0.17)		(0.11)		(0.62)		(0.90)		(0.54)	(0.39)

Net asset value, end of period	$11.19		$11.34		$11.01		$11.24		$11.91	$11.57

Total Return(c)
Based on net asset value	0.16	%(d)	4.01%		3.64%		1.92%		7.80%	7.74%

Ratios to Average Net Assets
Total expenses(e)	1.39	%(f)(g)	1.35	%(f)	1.33	%(f)	1.44	%(f)	1.54%	1.73%

Total expenses after fees waived and/or reimbursed(e)	1.32	%(g)	1.26%		1.21%		1.27%		1.39%	1.47%

Net investment income(e)	1.65	%(g)	1.42%		1.11%		0.62%		0.94%	1.46%

Supplemental Data
Net assets, end of period (000)	$103,062		$118,900		$147,046		$57,521		$39,413	$32,357

Portfolio turnover rate	30%		80%		95%		99%		46%	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.27%	0.45%	0.46%	0.37%	0.24%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended March 31, 2018, the ratio would have been 1.38%. There was no financial impact to the expense ratios for the years ended September 30, 2017, September 30, 2016 and September 30, 2015.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class K
	Six Months Ended 03/31/18 (unaudited)		Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Net asset value, beginning of period	$11.67		$11.31	$10.90

Net investment income(b)	0.16		0.29	0.12
Net realized and unrealized gain (loss)	(0.08)		0.28	0.29

Net increase from investment operations	0.08		0.57	0.41

Distributions from net investment income(c)	(0.31)		(0.21)	—

Net asset value, end of period	$11.44		$11.67	$11.31

Total Return(d)
Based on net asset value	0.70	%(e)	5.12%	3.76	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.31	%(g)	0.29%	0.24	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.21	%(g)	0.16%	0.10	%(g)

Net investment income(f)	2.73	%(g)	2.63%	2.03	%(g)

Supplemental Data
Net assets, end of period (000)	$2,317		$1,607	$207

Portfolio turnover rate	30%		80%	95	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Investments in underlying funds	0.29%	0.27%	0.45%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Class R
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017	2016		2015	2014	2013
Net asset value, beginning of period	$11.44		$11.10	$11.30		$11.96	$11.60	$11.15

Net investment income(a)	0.12		0.21	0.17		0.12	0.17	0.22
Net realized and unrealized gain (loss)	(0.06)		0.27	0.27		0.17	0.78	0.67

Net increase from investment operations	0.06		0.48	0.44		0.29	0.95	0.89

Distributions(b)
From net investment income	(0.24)		(0.14)	(0.16)		(0.32)	(0.23)	(0.23)
From net realized gain	—		—	(0.48)		(0.63)	(0.36)	(0.21)

Total distributions	(0.24)		(0.14)	(0.64)		(0.95)	(0.59)	(0.44)

Net asset value, end of period	$11.26		$11.44	$11.10		$11.30	$11.96	$11.60

Total Return(c)
Based on net asset value	0.48	%(d)	4.39%	4.11%		2.41%	8.40%	8.22%

Ratios to Average Net Assets
Total expenses(e)	0.97	%(f)	0.93%	0.91	%(g)	1.01%	1.13%	1.30%

Total expenses after fees waived and/or reimbursed(e)	0.88	%(f)	0.82%	0.77%		0.79%	0.88%	0.96%

Net investment income(e)	2.08	%(f)	1.86%	1.58%		1.05%	1.45%	1.96%

Supplemental Data
Net assets, end of period (000)	$14,885		$15,209	$15,976		$9,331	$9,016	$8,247

Portfolio turnover rate	30%		80%	95%		99%	46%	45%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.27%	0.45%	0.46%	0.37%	0.24%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund
	Institutional
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.91		$11.18	$11.54	$12.64	$12.15	$10.96

Net investment income(a)	0.15		0.26	0.23	0.20	0.20	0.26
Net realized and unrealized gain	0.08		0.67	0.45	0.03	1.06	1.11

Net increase from investment operations	0.23		0.93	0.68	0.23	1.26	1.37

Distributions(b)
From net investment income	(0.30)		(0.20)	(0.23)	(0.34)	(0.43)	(0.18)
From net realized gain	—		—	(0.81)	(0.99)	(0.34)	—

Total distributions	(0.30)		(0.20)	(1.04)	(1.33)	(0.77)	(0.18)

Net asset value, end of period	$11.84		$11.91	$11.18	$11.54	$12.64	$12.15

Total Return(c)
Based on net asset value	1.90	%(d)	8.48%	6.31%	1.66%	10.73%	12.72%

Ratios to Average Net Assets
Total expenses(e)	0.37	%(f)	0.36%	0.35%	0.43%	0.45%	0.54%

Total expenses after fees waived and/or reimbursed(e)	0.21	%(f)	0.16%	0.12%	0.14%	0.23%	0.27%

Net investment income(e)	2.58	%(f)	2.29%	2.12%	1.67%	1.61%	2.22%

Supplemental Data
Net assets, end of period (000)	$67,655		$60,948	$45,376	$22,581	$14,627	$4,948

Portfolio turnover rate	47%		74%	103%	117%	60%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.29%	0.46%	0.46%	0.43%	0.36%

(f)	Annualized.

See notes to financial statements.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor A
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017	2016		2015		2014	2013
Net asset value, beginning of period	$11.80		$11.08	$11.46		$12.56		$12.06	$10.90

Net investment income(a)	0.13		0.22	0.20		0.15		0.17	0.21
Net realized and unrealized gain	0.07		0.67	0.43		0.04		1.05	1.11

Net increase from investment operations	0.20		0.89	0.63		0.19		1.22	1.32

Distributions(b)
From net investment income	(0.26)		(0.17)	(0.20)		(0.30)		(0.38)	(0.16)
From net realized gain	—		—	(0.81)		(0.99)		(0.34)	—

Total distributions	(0.26)		(0.17)	(1.01)		(1.29)		(0.72)	(0.16)

Net asset value, end of period	$11.74		$11.80	$11.08		$11.46		$12.56	$12.06

Total Return(c)
Based on net asset value	1.65	%(d)	8.17%	5.89%		1.33%		10.41%	12.25%

Ratios to Average Net Assets
Total expenses(e)	0.61	%(f)(g)	0.57%	0.58	%(f)	0.68	%(f)	0.73%	0.81%

Total expenses after fees waived and/or reimbursed(e)	0.55	%(g)	0.50%	0.46%		0.50%		0.60%	0.62%

Net investment income(e)	2.22	%(g)	1.93%	1.81%		1.24%		1.33%	1.88%

Supplemental Data
Net assets, end of period (000)	$180,433		$186,642	$195,865		$86,088		$63,500	$49,473

Portfolio turnover rate	47%		74%	103%		117%		60%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.29%	0.46%	0.46%	0.43%	0.36%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months March 31, 2018, the ratio would have been 0.60%. There was no financial impact to the expense ratios for the years ended September 30, 2016 and September 30, 2015.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Investor C
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.60		$10.91		$11.31		$12.41		$11.91		$10.78

Net investment income(a)	0.09		0.13		0.11		0.06		0.07		0.12
Net realized and unrealized gain	0.06		0.66		0.44		0.04		1.04		1.10

Net increase from investment operations	0.15		0.79		0.55		0.10		1.11		1.22

Distributions(b)
From net investment income	(0.15)		(0.10)		(0.14)		(0.21)		(0.27)		(0.09)
From net realized gain	—		—		(0.81)		(0.99)		(0.34)		—

Total distributions	(0.15)		(0.10)		(0.95)		(1.20)		(0.61)		(0.09)

Net asset value, end of period	$11.60		$11.60		$10.91		$11.31		$12.41		$11.91

Total Return(c)
Based on net asset value	1.27	%(d)	7.32%		5.18%		0.57%		9.52%		11.39%

Ratios to Average Net Assets
Total expenses(e)	1.36	%(f)(g)	1.33	%(f)	1.33	%(f)	1.44	%(f)	1.50	%(f)	1.62	%(f)

Total expenses after fees waived and/or reimbursed(e)	1.31	%(g)	1.25%		1.21%		1.27%		1.38%		1.42%

Net investment income(e)	1.47	%(g)	1.18%		1.04%		0.47%		0.56%		1.11%

Supplemental Data
Net assets, end of period (000)	$111,061		$128,703		$153,937		$59,026		$50,554		$41,748

Portfolio turnover rate	47%		74%		103%		117%		60%		51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.29%	0.46%	0.46%	0.43%	0.36%

(f)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2016, September 30, 2015 and September 30, 2014, the ratio would have been 1.32%, 1.43% and 1.49%, respectively. There was no financial impact to the expense ratios for the six months ended March 31, 2018 and the years ended September 30, 2017 and September 30, 2013.
(g)	Annualized.

See notes to financial statements.

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class K
	Six Months Ended 03/31/18 (unaudited)		Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Net asset value, beginning of period	$11.92		$11.19	$10.68

Net investment income(b)	0.15		0.29	0.11
Net realized and unrealized gain	0.07		0.64	0.40

Net increase from investment operations	0.22		0.93	0.51

Distributions from net investment income(c)	(0.30)		(0.20)	—

Net asset value, end of period	$11.84		$11.92	$11.19

Total Return(d)
Based on net asset value	1.83	%(e)	8.49%	4.78	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.27	%(g)	0.26%	0.23	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.19	%(g)	0.14%	0.10	%(g)

Net investment income(f)	2.54	%(g)	2.56%	1.94	%(g)

Supplemental Data
Net assets, end of period (000)	$3,966		$2,359	$253

Portfolio turnover rate	47%		74%	103	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Investments in underlying funds	0.29%	0.29%	0.46%

(g)	Annualized.
(h)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)
	Class R
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.75		$11.04	$11.40	$12.49	$12.00	$10.84

Net investment income(a)	0.12		0.20	0.18	0.13	0.15	0.20
Net realized and unrealized gain	0.07		0.66	0.44	0.04	1.04	1.11

Net increase from investment operations	0.19		0.86	0.62	0.17	1.19	1.31

Distributions(b)
From net investment income	(0.24)		(0.15)	(0.17)	(0.27)	(0.36)	(0.15)
From net realized gain	—		—	(0.81)	(0.99)	(0.34)	—

Total distributions	(0.24)		(0.15)	(0.98)	(1.26)	(0.70)	(0.15)

Net asset value, end of period	$11.70		$11.75	$11.04	$11.40	$12.49	$12.00

Total Return(c)
Based on net asset value	1.58	%(d)	7.94%	5.80%	1.18%	10.21%	12.19%

Ratios to Average Net Assets
Total expenses(e)	0.90	%(f)	0.88%	0.89%	0.96%	1.01%	1.12	%(g)

Total expenses after fees waived and/or reimbursed(e)	0.71	%(f)	0.66%	0.62%	0.64%	0.73%	0.77%

Net investment income(e)	2.05	%(f)	1.77%	1.65%	1.06%	1.22%	1.76%

Supplemental Data
Net assets, end of period (000)	$21,756		$22,405	$21,619	$15,130	$16,440	$15,707

Portfolio turnover rate	47%		74%	103%	117%	60%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.29%	0.46%	0.46%	0.43%	0.36%

(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2013.

See notes to financial statements.

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund
	Institutional
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$13.20		$12.08		$12.39	$13.64	$12.32	$10.77

Net investment income(a)	0.16		0.28		0.23	0.21	0.17	0.21
Net realized and unrealized gain (loss)	0.27		1.05		0.60	(0.10)	1.35	1.55

Net increase from investment operations	0.43		1.33		0.83	0.11	1.52	1.76

Distributions(b)
From net investment income	(0.30)		(0.21)		(0.22)	(0.48)	(0.20)	(0.21)
From net realized gain	(0.13)		—		(0.92)	(0.88)	—	—

Total distributions	(0.43)		(0.21)		(1.14)	(1.36)	(0.20)	(0.21)

Net asset value, end of period	$13.20		$13.20		$12.08	$12.39	$13.64	$12.32

Total Return(c)
Based on net asset value	3.20	%(d)	11.19	%(e)	7.10%	0.43%	12.43%	16.62%

Ratios to Average Net Assets
Total expenses(f)	0.32	%(g)	0.32%		0.31%	0.55%	0.56%	0.65%

Total expenses after fees waived and/or reimbursed(f)	0.18	%(g)	0.14%		0.11%	0.13%	0.21%	0.20%

Net investment income(f)	2.35	%(g)	2.27%		1.95%	1.60%	1.25%	1.80%

Supplemental Data
Net assets, end of period (000)	$95,266		$90,274		$61,601	$8,755	$4,242	$3,116

Portfolio turnover rate	52%		70%		94%	118%	69%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.26%	0.42%	0.46%	0.49%	0.48%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor A
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$12.98		$11.89		$12.22		$13.46		$12.18		$10.65

Net investment income(a)	0.13		0.24		0.19		0.16		0.11		0.16
Net realized and unrealized gain (loss)	0.26		1.03		0.59		(0.11)		1.34		1.54

Net increase from investment operations	0.39		1.27		0.78		0.05		1.45		1.70

Distributions(b)
From net investment income	(0.25)		(0.18)		(0.19)		(0.41)		(0.17)		(0.17)
From net realized gain	(0.13)		—		(0.92)		(0.88)		—		—

Total distributions	(0.38)		(0.18)		(1.11)		(1.29)		(0.17)		(0.17)

Net asset value, end of period	$12.99		$12.98		$11.89		$12.22		$13.46		$12.18

Total Return(c)
Based on net asset value	2.99	%(d)	10.86	%(e)	0.77%		0.00%		11.95%		16.20%

Ratios to Average Net Assets
Total expenses(f)	0.55	%(g)(h)	0.55	%(g)	0.57	%(g)	0.76	%(g)	0.81	%(g)	0.86	%(g)

Total expenses after fees waived and/or reimbursed(f)	0.52	%(h)	0.48%		0.45%		0.49%		0.59%		0.58%

Net investment income(f)	2.01	%(h)	1.93%		1.64%		1.20%		0.86%		1.42%

Supplemental Data
Net assets, end of period (000)	$278,489		$279,181		$269,175		$64,012		$40,375		$42,946

Portfolio turnover rate	52%		70%		94%		118%		69%		65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.26%	0.42%	0.46%	0.49%	0.48%

(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the six months ended March 31, 2018 and the year ended September 30, 2014, the ratios would have been 0.54% and 0.80%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2017, September 30, 2016, September 30, 2015 and September 30, 2013.
(h)	Annualized.

See notes to financial statements.

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Investor C
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016		2015	2014	2013
Net asset value, beginning of period	$12.66		$11.61		$11.99		$13.21	$11.96	$10.46

Net investment income(a)	0.08		0.14		0.10		0.06	0.02	0.09
Net realized and unrealized gain (loss)	0.25		1.02		0.57		(0.09)	1.31	1.50

Net increase (decrease) from investment operations	0.33		1.16		0.67		(0.03)	1.33	1.59

Distributions(b)
From net investment income	(0.14)		(0.11)		(0.13)		(0.31)	(0.08)	(0.09)
From net realized gain	(0.13)		—		(0.92)		(0.88)	—	—

Total distributions	(0.27)		(0.11)		(1.05)		(1.19)	(0.08)	(0.09)

Net asset value, end of period	$12.72		$12.66		$11.61		$11.99	$13.21	$11.96

Total Return(c)
Based on net asset value	2.60	%(d)	10.06	%(e)	5.89%		(0.63)%	11.14%	15.30%

Ratios to Average Net Assets
Total expenses(f)	1.32	%(g)	1.31%		1.33	%(h)	1.51%	1.57%	1.67%

Total expenses after fees waived and/or reimbursed(f)	1.27	%(g)	1.23%		1.20%		1.22%	1.31%	1.30%

Net investment income(f)	1.26	%(g)	1.17%		0.88%		0.45%	0.14%	0.77%

Supplemental Data
Net assets, end of period (000)	$110,521		$117,602		$125,371		$45,308	$36,037	$29,793

Portfolio turnover rate	52%		70%		94%		118%	69%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.26%	0.42%	0.46%	0.49%	0.48%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2016.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class K
	Six Months Ended 03/31/18 (unaudited)		Year Ended 09/30/17		Period from 03/28/16(a) to 09/30/16
Net asset value, beginning of period	$13.20		$12.07		$11.45

Net investment income(b)	0.16		0.28		0.11
Net realized and unrealized gain	0.26		1.06		0.51

Net increase from investment operations	0.42		1.34		0.62

Distributions(c)
From net investment income	(0.30)		(0.21)		—
From net realized gain	(0.13)		—		—

Total distributions	(0.43)		(0.21)		—

Net asset value, end of period	$13.19		$13.20		$12.07

Total Return(d)
Based on net asset value	3.14	%(e)	11.30	%(f)	5.42	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.22	%(h)	0.24%		0.22	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.16	%(h)	0.12%		0.09	%(h)

Net investment income(g)	2.43	%(h)	2.37%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$13,738		$13,289		$276

Portfolio turnover rate	52%		70%		94	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Investments in underlying funds	0.29%	0.26%	0.42%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)
	Class R
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014		2013
Net asset value, beginning of period	$12.93		$11.85		$12.17	$13.40	$12.11		$10.58

Net investment income(a)	0.12		0.21		0.17	0.13	0.09		0.15
Net realized and unrealized gain (loss)	0.26		1.03		0.59	(0.10)	1.33		1.52

Net increase from investment operations	0.38		1.24		0.76	0.03	1.42		1.67

Distributions(b)
From net investment income	(0.23)		(0.16)		(0.16)	(0.38)	(0.13)		(0.14)
From net realized gain	(0.13)		—		(0.92)	(0.88)	—		—

Total distributions	(0.36)		(0.16)		(1.08)	(1.26)	(0.13)		(0.14)

Net asset value, end of period	$12.95		$12.93		$11.85	$12.17	$13.40		$12.11

Total Return(c)
Based on net asset value	2.88	%(d)	10.59	%(e)	6.63%	(0.16)%	11.75%		16.03%

Ratios to Average Net Assets
Total expenses(f)	0.88	%(g)	0.86%		0.90%	1.03%	1.12	%(h)	1.16%

Total expenses after fees waived and/or reimbursed(f)	0.71	%(g)	0.67%		0.64%	0.67%	0.76%		0.75%

Net investment income(f)	1.81	%(g)	1.73%		1.48%	0.99%	0.69%		1.32%

Supplemental Data
Net assets, end of period (000)	$20,252		$20,593		$18,260	$8,074	$7,866		$7,171

Portfolio turnover rate	52%		70%		94%	118%	69%		65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.29%	0.26%	0.42%	0.46%	0.49%	0.48%

(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2014, the ratio would have been 1.11%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund
	Institutional
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.47		$11.11		$11.67	$13.84	$12.36	$10.44

Net investment income(a)	0.13		0.25		0.20	0.19	0.14	0.16
Net realized and unrealized gain (loss)	0.41		1.30		0.71	(0.25)	1.56	1.89

Net increase (decrease) from investment operations	0.54		1.55		0.91	(0.06)	1.70	2.05

Distributions(b)
From net investment income	(0.22)		(0.19)		(0.19)	(0.46)	(0.22)	(0.13)
From net realized gain	(0.17)		—		(1.28)	(1.65)	—	—

Total distributions	(0.39)		(0.19)		(1.47)	(2.11)	(0.22)	(0.13)

Net asset value, end of period	$12.62		$12.47		$11.11	$11.67	$13.84	$12.36

Total Return(c)
Based on net asset value	4.36	%(d)	14.11	%(e)	8.32%	(1.34)%	13.79%	19.86%

Ratios to Average Net Assets
Total expenses(f)	0.37	%(g)	0.34%		0.43%	0.72%	0.75%	0.81%

Total expenses after fees waived and/or reimbursed(f)	0.17	%(g)	0.11%		0.10%	0.14%	0.25%	0.22%

Net investment income(f)	2.02	%(g)	2.09%		1.79%	1.51%	1.01%	1.45%

Supplemental Data
Net assets, end of period (000)	$97,832		$75,614		$33,056	$7,436	$2,164	$1,564

Portfolio turnover rate	48%		59%		81%	125%	56%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.21%	0.39%	0.41%	0.47%	0.54%

(g)	Annualized.

See notes to financial statements.

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor A
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.23		$10.92		$11.50	$13.66	$12.20	$10.32

Net investment income(a)	0.10		0.20		0.17	0.13	0.09	0.12
Net realized and unrealized gain (loss)	0.41		1.27		0.69	(0.23)	1.54	1.86

Net increase (decrease) from investment operations	0.51		1.47		0.86	(0.10)	1.63	1.98

Distributions(b)
From net investment income	(0.18)		(0.16)		(0.16)	(0.41)	(0.17)	(0.10)
From net realized gain	(0.17)		—		(1.28)	(1.65)	—	—

Total distributions	(0.35)		(0.16)		(1.44)	(2.06)	(0.17)	(0.10)

Net asset value, end of period	$12.39		$12.23		$10.92	$11.50	$13.66	$12.20

Total Return(c)
Based on net asset value	4.19	%(d)	13.66	%(e)	8.01%	(1.70)%	13.37%	19.39%

Ratios to Average Net Assets
Total expenses(f)	0.58	%(g)	0.59%		0.73%	0.99%	1.05%	1.09%

Total expenses after fees waived and/or reimbursed(f)	0.51	%(g)	0.45%		0.44%	0.47%	0.59%	0.56%

Net investment income(f)	1.67	%(g)	1.73%		1.57%	0.99%	0.66%	1.09%

Supplemental Data
Net assets, end of period (000)	$158,884		$146,811		$120,613	$29,595	$19,697	$22,356

Portfolio turnover rate	48%		59%		81%	125%	56%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.21%	0.39%	0.41%	0.47%	0.54%

(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Investor C
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.82		$10.57		$11.19	$13.30	$11.90	$10.05

Net investment income (loss)(a)	0.06		0.11		0.08	0.03	(0.01)	0.04
Net realized and unrealized gain (loss)	0.39		1.23		0.67	(0.22)	1.49	1.82

Net increase (decrease) from investment operations	0.45		1.34		0.75	(0.19)	1.48	1.86

Distributions(b)
From net investment income	(0.10)		(0.09)		(0.09)	(0.27)	(0.08)	(0.01)
From net realized gain	(0.17)		—		(1.28)	(1.65)	—	—

Total distributions	(0.27)		(0.09)		(1.37)	(1.92)	(0.08)	(0.01)

Net asset value, end of period	$12.00		$11.82		$10.57	$11.19	$13.30	$11.90

Total Return(c)
Based on net asset value	3.79	%(d)	12.81	%(e)	7.13%	(2.39)%	12.50%	18.54%

Ratios to Average Net Assets
Total expenses(f)	1.36	%(g)	1.39%		1.49%	1.77%	1.80%	1.89%

Total expenses after fees waived and/or reimbursed(f)	1.26	%(g)	1.20%		1.19%	1.22%	1.34%	1.31%

Net investment income (loss)(f)	0.92	%(g)	0.96%		0.77%	0.22%	(0.07)%	0.38%

Supplemental Data
Net assets, end of period (000)	$53,808		$51,364		$38,988	$16,280	$14,902	$15,000

Portfolio turnover rate	48%		59%		81%	125%	56%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.21%	0.39%	0.41%	0.47%	0.54%

(g)	Annualized.

See notes to financial statements.

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class K
	Six Months Ended 03/31/18 (unaudited)		Year Ended 09/30/17		Period from 3/28/16(a) to 09/30/16
Net asset value, beginning of period	$ 12.47		$11.12		$10.40

Net investment income(b)	0.13		0.24		0.10
Net realized and unrealized gain	0.42		1.30		0.62

Net increase from investment operations	0.55		1.54		0.72

Distributions(c)
From net investment income	(0.23)		(0.19)		—
From net realized gain	(0.17)		—		—

Total distributions	(0.40)		(0.19)		—

Net asset value, end of period	$ 12.62		$12.47		$11.12

Total Return(d)
Based on net asset value	4.37	%(e)	14.02	%(f)	6.92	%(e)

Ratios to Average Net Assets
Total expenses(g)	0.24	%(h)	0.29%		0.33	%(h)

Total expenses after fees waived and/or reimbursed(g)	0.15	%(h)	0.09%		0.08	%(h)

Net investment income(g)	2.05	%(h)	2.16%		1.81	%(h)

Supplemental Data
Net assets, end of period (000)	$10,815		$7,687		$ 222

Portfolio turnover rate	$ 48%		59%		81	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17	Period from 03/28/16(a) to 09/30/16
Investments in underlying funds	0.20%	0.21%	0.39%

(h)	Annualized.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)
	Class R
	Six Months Ended 03/31/18 (unaudited)		Year Ended September 30,
			2017		2016	2015	2014	2013
Net asset value, beginning of period	$12.14		$10.83		$11.40	$13.55	$12.12	$10.24

Net investment income(a)	0.09		0.18		0.15	0.10	0.07	0.11
Net realized and unrealized gain (loss)	0.40		1.27		0.69	(0.23)	1.52	1.85

Net increase (decrease) from investment operations	0.49		1.45		0.84	(0.13)	1.59	1.96

Distributions(b)
From net investment income	(0.16)		(0.14)		(0.13)	(0.37)	(0.16)	(0.08)
From net realized gain	(0.17)		—		(1.28)	(1.65)	—	—

Total distributions	(0.33)		(0.14)		(1.41)	(2.02)	(0.16)	(0.08)

Net asset value, end of period	$12.30		$12.14		$10.83	$11.40	$13.55	$12.12

Total Return(c)
Based on net asset value	4.07	%(d)	13.54	%(e)	7.81%	(1.89)%	13.16%	19.29%

Ratios to Average Net Assets
Total expenses(f)	0.92	%(g)	0.91%		1.05%	1.25%	1.30%	1.39%

Total expenses after fees waived and/or reimbursed(f)	0.67	%(g)	0.61%		0.60%	0.63%	0.75%	0.72%

Net investment income(f)	1.50	%(g)	1.57%		1.40%	0.80%	0.50%	0.98%

Supplemental Data
Net assets, end of period (000)	$13,057		$12,484		$9,574	$5,789	$7,496	$6,044

Portfolio turnover rate	48%		59%		81%	125%	56%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18 (unaudited)	Year Ended September 30,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.20%	0.21%	0.39%	0.41%	0.47%	0.54%

(g)	Annualized.

See notes to financial statements.

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”), (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements  (unaudited) (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the Underlying Fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2018, certain investments of the Funds were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

20/80 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$10,555,202	$(10,555,202)	$—
National Financial Services LLC	5,810,973	(5,810,973)	—

	$16,366,175	$(16,366,175)	$—

40/60 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$22,486,236	$(22,486,236)	$—
JP Morgan Securities LLC	11,847,794	(11,847,794)	—
National Financial Services LLC	5,546,084	(5,546,084)	—
State Street Bank & Trust Company	515,950	(515,950)	—

	$40,396,064	$(40,396,064)	$—

60/40 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
National Financial Services LLC	$10,131,597	$(10,131,597)	$—

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

80/20 Target Allocation
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
JP Morgan Securities LLC	$27,680,207	$(27,680,207)	$—
National Financial Services LLC	6,670,246	(6,670,246)	—

	$34,350,453	$(34,350,453)	$—

(a)	Cash collateral with a value of $16,690,852, $41,105,737, $10,282,614 and $34,711,358 has been received in connection with securities lending agreements for 20/80 Target Allocation, 40/60 Target Allocation, 60/40 Target Allocation and 80/20 Target Allocation, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$177,367	$542,061	$37,864	$757,292
40/60 Target Allocation	230,947	593,084	55,155	879,186
60/40 Target Allocation	349,626	567,544	51,260	968,430
80/20 Target Allocation	191,422	264,459	31,974	487,855

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2018, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$5,265	$14,189	$10,841	$ 183	$1,514	$31,992
40/60 Target Allocation	6,425	18,476	11,862	311	2,206	39,280
60/40 Target Allocation	9,340	27,970	11,351	1,248	2,050	51,959
80/20 Target Allocation	8,628	15,314	5,289	960	1,279	31,470

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2018, the Funds did not pay any amount to affiliates of BlackRock in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2018, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 81	$1,126	$1,029	$11	$74	$2,321
40/60 Target Allocation	119	1,614	1,201	12	87	3,033
60/40 Target Allocation	161	2,638	2,148	14	92	5,053
80/20 Target Allocation	120	2,575	1,753	13	46	4,507

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

For the six months ended March 31, 2018, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$22,152	$64,706	$41,330	$101	$12,954	$141,243
40/60 Target Allocation	33,311	77,578	49,314	129	15,395	175,727
60/40 Target Allocation	48,669	104,381	56,285	159	17,347	226,841
80/20 Target Allocation	58,909	72,409	33,792	134	11,703	176,947

Other Fees: For the six months ended March 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

20/80 Target Allocation	$5,878
40/60 Target Allocation	8,101
60/40 Target Allocation	13,566
80/20 Target Allocation	18,201

For the six months ended March 31, 2018, affiliates received CDSCs as follows:

	Investor A	Investor C
20/80 Target Allocation	$75	$4,668
40/60 Target Allocation	2,548	5,615
60/40 Target Allocation	56	5,759
80/20 Target Allocation	2,156	4,788

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“perpetual expense limitation”). The perpetual expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class R
20/80 Target Allocation	1.13%	1.53%	2.25%	1.74%
40/60 Target Allocation	1.09	1.51	2.24	1.59
60/40 Target Allocation	1.07	1.45	2.17	1.62
80/20 Target Allocation	1.09	1.43	2.18	1.59

These contractual expense limitations are perpetual and have no effective termination date, but may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund.

In addition, with respect to each Fund, the Manager has contractually agreed to implement additional expense limitations (“fixed-term expense limitation”). The fixed-term expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2019, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Master Portfolios in which the Funds invest.

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

These amounts waived and/or reimbursed are shown as administration fees waived, fees waived and/or reimbursed by the Manager, administration fees waived —class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2018, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$5,265	$1,382	$—	$183	$1,412	$8,242
40/60 Target Allocation	6,425	—	7	312	2,206	8,950
60/40 Target Allocation	9,340	—	5,894	1,248	2,050	18,532
80/20 Target Allocation	8,628	3,766	5,289	960	1,279	19,922

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$16,905	$—	$—	$101	$183	$17,189
40/60 Target Allocation	26,889	—	—	129	13,192	40,210
60/40 Target Allocation	39,337	—	3	159	12,213	51,712
80/20 Target Allocation	50,278	19	4,654	134	10,422	65,507

With respect to the contractual expense limitations, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended March 31, 2018, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Funds:

	Investor A	Investor C	Total
20/80 Target Allocation	$82	$6,689	$6,771
40/60 Target Allocation	5,370	2,749	8,119
60/40 Target Allocation	21,281	—	21,281

On March 31, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring September 30,
	2018	2019	2020
20/80 Target Allocation
Fund Level	$300,907	$265,309	$103,491
Institutional	43,162	42,078	22,170
Investor A	25,368	13,676	1,382
Investor C	1,294	12,931	—
Class K	20	281	284
Class R	3,764	3,737	1,595
40/60 Target Allocation
Fund Level	323,838	265,805	98,647
Institutional	40,839	59,607	33,314
Investor A	13,337	12,670	—
Investor C	6,636	17,009	7
Class K	22	367	441
Class R	27,948	33,511	15,398
60/40 Target Allocation
Fund Level	296,425	295,700	79,759
Institutional	32,736	84,576	48,677
Investor A	—	30,983	—
Investor C	14,308	28,814	5,897
Class K	24	970	1,407
Class R	18,765	26,375	14,263
80/20 Target Allocation
Fund Level	258,821	297,600	101,700
Institutional	17,539	57,408	58,906
Investor A	31,035	40,086	3,785
Investor C	16,970	30,854	9,943

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

	Expiring September 30,
	2018	2019	2020
Class K	$21	$777	$1,094
Class R	15,712	20,741	11,701

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2018, each Fund paid BIM the following amounts for securities lending agent services:

20/80 Target Allocation	$4,676
40/60 Target Allocation	8,094
60/40 Target Allocation	7,860
80/20 Target Allocation	4,878

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officer: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
20/80 Target Allocation	$—	$352,518	$43,602
40/60 Target Allocation	—	580,093	51,375
60/40 Target Allocation	—	1,245,284	152,346
80/20 Target Allocation	389,665	675,753	16,080

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended March 31, 2018, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
20/80 Target Allocation	$98,028,631	$121,865,155
40/60 Target Allocation	187,105,890	205,104,539
60/40 Target Allocation	270,579,821	280,746,822
80/20 Target Allocation	184,595,986	153,900,971

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

	20/80 Target Allocation	40/60 Target Allocation
No expiration date	$3,728,664	$1,869,703

As of March 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$316,890,170	$410,280,288	$495,856,739	$343,731,724

Gross unrealized appreciation	$12,377,739	$23,603,385	$42,021,706	$29,303,183
Gross unrealized depreciation	(5,288,647)	(7,322,805)	(8,375,458)	(3,604,972)

Net unrealized appreciation	$7,089,092	$16,280,580	$33,646,248	$25,698,211

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2018, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities or other investments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitations: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/18		Year Ended 09/30/17
20/80 Target Allocation	Shares	Amount	Shares	Amount
Institutional
Shares sold	920,362	$10,702,576	2,848,310	$32,191,887
Shares issued in reinvestment of distributions	119,951	1,385,442	53,624	589,333
Shares redeemed	(964,338)	(11,193,955)	(2,789,229)	(31,368,781)

Net increase	75,975	$894,063	112,705	$1,412,439

Investor A
Shares sold	1,511,527	$17,407,718	3,486,767	$38,874,173
Shares issued in reinvestment of distributions	283,218	3,234,351	215,852	2,346,275
Shares redeemed	(2,390,493)	(27,404,277)	(6,662,933)	(74,226,595)

Net decrease	(595,748)	$(6,762,208)	(2,960,314)	$(33,006,147)

Investor C
Shares sold	689,942	$7,822,559	1,814,106	$19,956,584
Shares issued in reinvestment of distributions	137,759	1,560,802	120,502	1,296,600
Shares redeemed	(2,106,667)	(23,921,179)	(4,798,880)	(52,885,353)

Net decrease	(1,278,966)	$(14,537,818)	(2,864,272)	$(31,632,169)

Class K
Shares sold	63,555	$732,751	151,331	$1,713,880
Shares issued in reinvestment of distributions	3,457	39,932	—	—
Shares redeemed	(2,323)	(27,085)	(31,935)	(362,205)

Net increase	64,689	$745,598	119,396	$1,351,675

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/18		Year Ended 09/30/17
20/80 Target Allocation (continued)	Shares	Amount	Shares	Amount
Class R
Shares sold	174,889	$1,997,850	424,116	$4,698,099
Shares issued in reinvestment of distributions	27,965	318,237	17,913	194,001
Shares redeemed	(209,644)	(2,383,058)	(552,031)	(6,125,334)

Net decrease	(6,790)	$(66,971)	(110,002)	$(1,233,234)

Total Net Decrease	(1,740,840)	$(19,727,336)	(5,702,487)	$(63,107,436)

40/60 Target Allocation
Institutional
Shares sold	1,160,616	$13,958,027	3,630,219	$41,782,156
Shares issued in reinvestment of distributions	132,006	1,576,155	68,911	754,577
Shares redeemed	(693,001)	(8,323,188)	(2,641,616)	(29,910,101)

Net increase	599,621	$7,210,994	1,057,514	$12,626,632

Investor A
Shares sold	1,322,405	$15,777,897	3,929,886	$44,391,309
Shares issued in reinvestment of distributions	317,661	3,764,273	254,875	2,772,622
Shares redeemed	(2,091,414)	(24,886,815)	(6,041,584)	(68,248,744)

Net decrease	(451,348)	$(5,344,645)	(1,856,823)	$(21,084,813)

Investor C
Shares sold	619,935	$7,289,424	1,944,668	$21,392,065
Shares issued in reinvestment of distributions	122,105	1,432,291	124,951	1,343,164
Shares redeemed	(2,265,404)	(26,599,803)	(5,087,918)	(56,706,537)

Net decrease	(1,523,364)	$(17,878,088)	(3,018,299)	$(33,971,308)

Class K
Shares sold	163,114	$1,965,176	188,989	$2,176,900
Shares issued in reinvestment of distributions	5,503	65,701	77	842
Shares redeemed	(31,671)	(381,098)	(13,788)	(161,867)

Net increase	136,946	$1,649,779	175,278	$2,015,875

Class R
Shares sold	167,449	$1,981,686	644,764	$7,185,147
Shares issued in reinvestment of distributions	37,249	439,913	28,853	312,762
Shares redeemed	(252,304)	(2,989,965)	(725,641)	(8,123,846)

Net decrease	(47,606)	$(568,366)	(52,024)	$(625,937)

Total Net Decrease	(1,285,751)	$(14,930,326)	(3,694,354)	$(41,039,551)

60/40 Target Allocation
Institutional
Shares sold	1,564,805	$21,058,653	4,384,260	$54,714,148
Shares issued in reinvestment of distributions	213,220	2,831,562	90,685	1,082,788
Shares redeemed	(1,396,899)	(18,808,800)	(2,737,639)	(33,770,092)

Net increase	381,126	$5,081,415	1,737,306	$22,026,844

Investor A
Shares sold	1,878,241	$24,838,387	5,608,582	$68,741,674
Shares issued in reinvestment of distributions	568,336	7,439,441	316,701	3,730,305
Shares redeemed	(2,515,298)	(33,265,974)	(7,055,563)	(86,686,418)

Net decrease	(68,721)	$(988,146)	(1,130,280)	$(14,214,439)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/18		Year Ended 09/30/17
60/40 Target Allocation (continued)	Shares	Amount	Shares	Amount
Investor C
Shares sold	723,537	$9,359,453	2,329,453	$27,544,354
Shares issued in reinvestment of distributions	178,828	2,295,901	98,375	1,135,373
Shares redeemed	(1,502,756)	(19,385,791)	(3,933,937)	(47,317,385)

Net decrease	(600,391)	$(7,730,437)	(1,506,109)	$(18,637,658)

Class K
Shares sold	299,250	$4,042,321	778,862	$9,842,558
Shares issued in reinvestment of distributions	30,603	406,420	97	1,157
Shares redeemed	(76,007)	(1,006,560)	(14,254)	(182,654)

Net increase	253,846	$3,442,181	764,705	$9,661,061

Class R
Shares sold	144,882	$1,900,895	447,764	$5,388,426
Shares issued in reinvestment of distributions	41,905	546,873	21,355	250,924
Shares redeemed	(215,704)	(2,834,541)	(418,195)	(5,082,700)

Net increase (decrease)	(28,917)	$(386,773)	50,924	$556,650

Total Net Decrease	(63,057)	$(581,760)	(83,454)	$(607,542)

80/20 Target Allocation
Institutional
Shares sold	2,352,023	$30,345,183	4,606,065	$53,849,077
Shares issued in reinvestment of distributions	201,532	2,555,425	58,977	656,416
Shares redeemed	(865,165)	(11,085,886)	(1,573,840)	(18,363,362)

Net increase	1,688,390	$21,814,722	3,091,202	$36,142,131

Investor A
Shares sold	1,710,612	$21,520,469	4,001,610	$45,609,071
Shares issued in reinvestment of distributions	339,000	4,223,917	168,884	1,848,248
Shares redeemed	(1,229,306)	(15,451,462)	(3,209,495)	(37,072,718)

Net increase	820,306	$10,292,924	960,999	$10,384,601

Investor C
Shares sold	654,980	$7,998,486	1,689,681	$18,635,571
Shares issued in reinvestment of distributions	95,053	1,149,871	33,342	353,989
Shares redeemed	(611,958)	(7,438,950)	(1,065,501)	(11,868,122)

Net increase	138,075	$1,709,407	657,522	$7,121,438

Class K
Shares sold	250,441	$3,206,846	612,555	$7,282,155
Shares issued in reinvestment of distributions	22,057	279,687	16	175
Shares redeemed	(31,923)	(404,492)	(15,989)	(193,788)

Net increase	240,575	$3,082,041	596,582	$7,088,542

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 03/31/18		Year Ended 09/30/17
80/20 Target Allocation (continued)	Shares	Amount	Shares	Amount
Class R
Shares sold	100,063	$1,246,653	347,606	$3,888,577
Shares issued in reinvestment of distributions	27,487	340,285	12,202	132,757
Shares redeemed	(94,685)	(1,182,334)	(214,759)	(2,411,995)

Net increase	32,865	$404,604	145,049	$1,609,339

Total Net Increase	2,920,211	$37,303,698	5,451,354	$62,346,051

At March 31, 2018, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 19, 2018, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.25 billion, (ii) increase the aggregate amount (excluding commitments designated for a certain individual fund) the Participating Funds can borrow to $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement, (iii) decrease the fee on used commitment amounts to 0.10% and (iv) extend the termination date to April 2019. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

NOTES TO FINANCIAL STATEMENTS	71

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Trust.

Effective May 8, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	73

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

GLOSSARY OF TERMS USED IN THIS REPORT	75

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	June 1, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	June 1, 2018

4